Schedule of Investments (unaudited)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.1%
3R Petroleum Oleo E Gas SA(a)	2,243,162	$13,663,006
AES Brasil Energia SA(a)	3,896,454	8,605,044
Allos SA, NVS	4,436,003	23,054,003
Alupar Investimento SA	1,717,852	10,062,001
Ambev SA	41,741,773	116,098,957
Arezzo Industria e Comercio SA	648,343	7,816,392
Armac Locacao Logistica E Servicos SA	344,719	1,166,094
Atacadao SA	4,882,665	11,249,260
Auren Energia SA	2,678,341	7,993,586
B3 SA - Brasil, Bolsa, Balcao	52,634,524	142,225,123
Banco Bradesco SA	13,923,837	40,396,256
Banco BTG Pactual SA	10,865,800	78,457,255
Banco do Brasil SA	7,830,845	86,342,064
Banco Santander Brasil SA	2,964,782	18,672,757
BB Seguridade Participacoes SA	6,278,463	39,925,619
BRF SA(a)	5,578,360	16,614,776
Camil Alimentos SA	1,713,660	2,618,162
CCR SA	9,675,441	26,616,038
Centrais Eletricas Brasileiras SA	10,890,972	90,410,523
Cia de Saneamento de Minas Gerais Copasa MG	2,713,596	10,304,062
Cia. Brasileira de Aluminio	2,304,539	1,938,378
Cia. de Saneamento Basico do Estado de Sao Paulo	3,072,769	42,176,791
Cia. de Saneamento do Parana	1,683,874	8,973,500
Cia. Siderurgica Nacional SA	5,992,795	19,992,014
Cielo SA	10,347,771	8,451,365
Cogna Educacao(a)	17,817,664	11,692,497
Cosan SA	10,983,185	39,607,792
CPFL Energia SA	1,483,452	11,166,464
Cury Construtora e Incorporadora SA	551,760	1,959,502
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,713,417	12,039,908
Dexco SA	4,625,892	6,823,168
Direcional Engenharia SA	1,321,632	5,356,825
EcoRodovias Infraestrutura e Logistica SA	3,235,224	5,685,576
Embraer SA(a)	6,517,539	28,469,253
Enauta Participacoes SA	1,579,434	4,970,578
Energisa SA	1,545,813	16,576,022
Eneva SA(a)	8,969,506	23,125,127
Engie Brasil Energia SA	1,435,178	12,683,789
Equatorial Energia SA	9,471,979	65,544,967
Ez Tec Empreendimentos e Participacoes SA	1,439,347	5,380,682
Fleury SA	3,429,121	11,962,090
GPS Participacoes e Empreendimentos SA(b)	2,928,512	10,620,359
Grendene SA	4,621,086	6,187,047
Grupo De Moda Soma SA	4,820,638	5,846,996
Grupo Mateus SA(a)	5,763,034	7,434,964
Grupo SBF SA	1,283,087	2,851,855
Hapvida Participacoes e Investimentos SA(a)(b)	44,950,950	39,909,316
Hidrovias do Brasil SA(a)	6,131,876	4,534,702
Hypera SA	3,434,261	23,569,313
Iguatemi SA	1,994,572	9,356,806
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,083,903	4,822,681
Iochpe Maxion SA	1,702,477	4,133,359
Irani Papel e Embalagem SA	227,281	474,690
IRB Brasil Resseguros S/A(a)	652,543	6,695,060
JBS SA	6,636,780	31,295,835
JHSF Participacoes SA	4,254,855	3,777,637
Klabin SA	6,754,743	30,973,791
Security	Shares	Value

Brazil (continued)
Localiza Rent a Car SA	8,252,494	$100,665,320
Localiza Rent a Car SA, NVS(a)	60,663	696,348
Locaweb Servicos de Internet SA(b)	4,031,747	4,988,438
LOG Commercial Properties e Participacoes SA	749,606	3,501,273
Lojas Renner SA	8,694,466	28,916,490
M. Dias Branco SA	878,707	6,298,348
Magazine Luiza SA(a)	27,245,783	11,181,618
Marfrig Global Foods SA	4,731,604	9,343,910
Minerva SA	2,945,214	4,344,176
Movida Participacoes SA	1,824,064	4,124,670
MRV Engenharia e Participacoes SA(a)	3,597,452	7,067,657
Multiplan Empreendimentos Imobiliarios SA	2,383,410	13,166,245
Natura & Co. Holding SA(a)	8,201,860	27,478,118
Odontoprev SA	3,420,948	7,721,728
Omega Energia SA(a)	3,471,625	6,686,443
Oncoclinicas do Brasil Servicos Medicos SA(a)	2,276,690	5,018,658
Pet Center Comercio e Participacoes SA	4,285,282	3,595,700
Petroleo Brasileiro SA	34,196,025	261,921,383
Petroreconcavo SA	1,464,117	5,889,724
PRIO SA(a)	7,221,769	67,389,777
Raia Drogasil SA	11,514,432	65,689,144
Rede D’Or Sao Luiz SA(b)	5,232,341	28,276,891
Rumo SA	11,892,758	55,331,449
Santos Brasil Participacoes SA	5,475,869	9,367,401
Sao Martinho SA	1,485,222	9,993,916
Sendas Distribuidora SA	11,998,480	31,519,458
SIMPAR SA	4,388,003	7,559,912
SLC Agricola SA	1,084,197	8,299,904
Smartfit Escola de Ginastica e Danca SA	2,498,796	11,752,649
Suzano SA	7,147,635	78,097,502
Telefonica Brasil SA	3,535,581	37,898,285
Tim SA	7,553,134	26,455,650
TOTVS SA	4,835,880	32,726,844
Transmissora Alianca de Energia Eletrica SA	1,434,241	10,624,115
Ultrapar Participacoes SA	6,664,211	34,187,245
Vale SA	30,809,066	462,256,483
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,979,207	7,461,948
Vibra Energia SA	10,478,763	49,710,815
Vivara Participacoes SA	1,615,341	9,756,928
WEG SA	15,111,132	104,966,346
YDUQS Participacoes SA	2,459,955	10,040,633
		2,961,321,219
Cayman Islands — 0.0%
China Risun Group Ltd.	11,134,000	4,589,694
ClouDr Group Ltd., NVS	1,233,000	1,073,368
Fenbi Ltd., NVS	2,047,000	1,346,969
GalaxyCore Inc., NVS	447,800	1,286,474
		8,296,505
Chile — 0.4%
Aguas Andinas SA, Class A	32,405,198	9,920,899
Banco de Chile	408,701,390	45,961,552
Banco de Credito e Inversiones SA	666,647	17,903,120
Banco Itau Chile SA, NVS	801,256	7,900,936
Banco Santander Chile	592,606,733	29,092,040
CAP SA	767,327	5,277,366
Cencosud SA	12,761,674	23,704,537
Cia. Cervecerias Unidas SA	1,171,349	7,170,071
Cia. Sud Americana de Vapores SA	142,476,877	8,266,158
Colbun SA	76,189,320	12,055,410
Empresa Nacional de Telecomunicaciones SA	1,751,677	5,834,572

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Empresas CMPC SA	10,226,771	$19,781,646
Empresas Copec SA	3,398,213	25,150,244
Enel Americas SA(a)	198,641,508	23,126,823
Enel Chile SA	242,112,148	15,270,985
Engie Energia Chile SA(a)	6,777,662	6,429,512
Falabella SA	6,983,752	16,308,268
Inversiones Aguas Metropolitanas SA	5,610,468	4,316,487
Latam Airlines Group SA	1,478,558,599	14,410,076
Parque Arauco SA	6,235,359	8,957,497
SMU SA	31,772,069	5,865,164
Vina Concha y Toro SA	5,683,457	6,777,269
		319,480,632
China — 25.3%
360 Security Technology Inc., Class A(a)	4,001,788	4,863,979
361 Degrees International Ltd.	9,851,000	4,432,604
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,432,337	4,443,511
3SBio Inc.(b)	14,788,500	13,735,242
AAC Technologies Holdings Inc.(c)	6,313,500	17,752,541
Accelink Technologies Co. Ltd., Class A	400,400	1,531,865
ACM Research Shanghai Inc.	86,800	1,391,856
Advanced Micro-Fabrication Equipment Inc., Class A	388,217	9,229,422
AECC Aviation Power Co. Ltd., Class A	1,369,377	6,892,372
Agile Group Holdings Ltd.(a)(c)	14,082,500	1,638,887
Agora Inc., ADR(a)	77,181	193,724
Agricultural Bank of China Ltd., Class A	43,306,035	22,178,630
Agricultural Bank of China Ltd., Class H	259,414,000	95,758,314
Aier Eye Hospital Group Co. Ltd., Class A	4,822,146	11,502,017
AIM Vaccine Co. Ltd., NVS	675,800	760,473
AIMA Technology Group Co. Ltd.	252,700	1,015,588
Air China Ltd., Class A(a)	4,692,700	5,298,516
Air China Ltd., Class H(a)(c)	17,574,000	11,830,157
AK Medical Holdings Ltd.(b)(c)	5,800,000	5,231,522
Akeso Inc.(a)(b)(c)	4,663,000	29,756,009
Alibaba Group Holding Ltd.(a)	147,264,604	1,368,884,719
Alibaba Health Information Technology Ltd.(a)(c)	49,036,000	27,819,796
Alibaba Pictures Group Ltd.(a)	121,700,000	8,246,194
A-Living Smart City Services Co. Ltd., Class A(a)(b)	6,904,250	3,355,941
Alphamab Oncology(a)(b)(c)	5,213,000	4,204,577
Aluminum Corp. of China Ltd., Class A	6,057,400	4,694,705
Aluminum Corp. of China Ltd., Class H	37,146,000	18,345,063
Amlogic Shanghai Co. Ltd.	287,186	2,456,285
ANE Cayman Inc.(a)	3,541,500	2,906,176
Angelalign Technology Inc.(b)	197,600	1,559,541
Anhui Conch Cement Co. Ltd., Class A	1,678,229	5,400,748
Anhui Conch Cement Co. Ltd., Class H	11,043,000	25,750,614
Anhui Gujing Distillery Co. Ltd., Class A	249,955	9,035,436
Anhui Gujing Distillery Co. Ltd., Class B	980,400	14,877,560
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	1,141,300	2,817,256
Anhui Kouzi Distillery Co. Ltd., Class A	406,248	2,682,685
Anhui Yingjia Distillery Co. Ltd., Class A	493,100	5,180,473
Anjoy Foods Group Co. Ltd., Class A	233,000	3,718,036
Anker Innovations Technology Co. Ltd.	133,176	1,647,054
ANTA Sports Products Ltd.	11,446,200	119,453,880
Ascentage Pharma Group International(a)(b)(c)	2,452,400	8,003,368
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	965,300	3,665,906
Asia Cement China Holdings Corp.	5,893,500	1,734,322
Asymchem Laboratories Tianjin Co. Ltd., Class A	218,540	4,402,314
Security	Shares	Value

China (continued)
Autobio Diagnostics Co. Ltd., Class A	400,300	$2,875,254
Autohome Inc., ADR	654,081	17,862,952
Avary Holding Shenzhen Co. Ltd., Class A	984,700	2,971,167
AVIC Industry-Finance Holdings Co. Ltd., Class A	6,007,091	2,747,130
AviChina Industry & Technology Co. Ltd., Class H	23,940,000	10,848,630
BAIC BluePark New Energy Technology Co. Ltd., Class A	2,628,700	2,383,658
Baidu Inc.(a)	20,400,462	302,724,674
Bairong Inc. (a)(b)	1,370,500	2,329,989
Bank of Beijing Co. Ltd., Class A	13,731,106	8,705,542
Bank of Chengdu Co. Ltd., Class A	2,545,508	4,028,764
Bank of China Ltd., Class A	17,123,800	9,559,818
Bank of China Ltd., Class H	720,925,000	264,139,046
Bank of Communications Co. Ltd., Class A	21,688,180	17,714,671
Bank of Communications Co. Ltd., Class H	78,595,000	46,326,064
Bank of Hangzhou Co. Ltd., Class A	3,726,397	5,182,596
Bank of Jiangsu Co. Ltd., Class A	7,533,608	6,977,709
Bank of Nanjing Co. Ltd., Class A	6,351,581	6,416,642
Bank of Ningbo Co. Ltd., Class A	3,556,293	11,393,822
Bank of Shanghai Co. Ltd., Class A	10,935,665	9,013,042
Baoshan Iron & Steel Co. Ltd., Class A	11,158,530	9,710,815
BeiGene Ltd.(a)	6,267,064	89,934,325
Beijing Capital International Airport Co. Ltd., Class H(a)(c)	17,792,000	6,443,725
Beijing Dabeinong Technology Group Co. Ltd., Class A	3,867,400	3,939,838
Beijing Easpring Material Technology Co. Ltd., Class A	461,500	2,644,658
Beijing E-Hualu Information Technology Co. Ltd., Class A(a)	344,200	1,629,931
Beijing Enlight Media Co. Ltd., Class A	2,132,994	2,372,693
Beijing Enterprises Holdings Ltd.	4,066,000	13,480,299
Beijing Enterprises Water Group Ltd.	38,784,000	7,792,211
Beijing Kingsoft Office Software Inc., Class A	254,651	10,752,527
Beijing New Building Materials PLC, Class A	1,219,319	3,986,433
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	443,200	1,335,278
Beijing Roborock Technology Co. Ltd., Class A	135,200	5,656,864
Beijing Shiji Information Technology Co. Ltd., Class A(a)	1,423,114	2,127,424
Beijing Tiantan Biological Products Corp. Ltd., Class A	497,000	2,227,620
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,710,000	5,975,017
Beijing Tongrentang Co. Ltd., Class A	892,700	6,639,520
Beijing United Information Technology Co. Ltd., Class A	503,950	2,399,208
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	515,258	3,514,835
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	26,665,501	18,837,770
Bethel Automotive Safety Systems Co. Ltd.	369,000	4,027,657
Betta Pharmaceuticals Co. Ltd., Class A	283,294	2,259,417
BGI Genomics Co. Ltd., Class A	366,100	2,629,312
Bilibili Inc.(a)(c)	1,781,017	20,214,922
Bloomage Biotechnology Corp. Ltd.	273,586	2,726,619
BOC Aviation Ltd.(b)	1,848,900	13,302,742
BOC International China Co. Ltd., Class A	712,700	1,074,114
BOE Technology Group Co. Ltd., Class A	15,502,700	8,392,091
BOE Varitronix Ltd.(c)	3,832,000	3,843,857
Bosideng International Holdings Ltd.	33,836,000	14,188,435
Brilliance China Automotive Holdings Ltd.	27,396,000	14,695,280

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
BYD Co. Ltd., Class A	962,386	$26,787,012
BYD Co. Ltd., Class H	9,548,500	256,631,233
BYD Electronic International Co. Ltd.	7,167,000	32,712,847
By-health Co. Ltd., Class A	1,472,800	3,772,356
C&D International Investment Group Ltd.	6,534,000	13,364,793
Caitong Securities Co. Ltd., Class A	5,193,850	5,855,609
Cambricon Technologies Corp. Ltd.(a)	251,358	5,290,417
Canaan Inc., ADR(a)(c)	1,777,882	2,684,602
Canggang Railway Ltd., NVS(c)	2,736,000	2,956,210
CanSino Biologics Inc., Class H(a)(b)	460,000	1,607,671
Canvest Environmental Protection Group Co. Ltd.(c)	11,014,000	5,076,031
Cathay Biotech Inc.	169,400	1,288,608
CGN Mining Co. Ltd.(a)	15,015,000	3,133,211
CGN New Energy Holdings Co. Ltd.	16,034,000	3,875,590
CGN Power Co. Ltd., Class H(b)	95,009,000	22,883,068
Changchun High & New Technology Industry Group Inc., Class A	239,542	5,383,389
Changjiang Securities Co. Ltd., Class A	5,970,028	4,642,722
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	222,669	4,492,547
Chaozhou Three-Circle Group Co. Ltd., Class A	1,514,653	6,217,068
Chengxin Lithium Group Co. Ltd., Class A	918,900	2,795,662
China Aircraft Leasing Group Holdings Ltd.(c)	5,458,000	2,606,268
China Animal Healthcare Ltd.(d)	1,237,000	2
China Aoyuan Group Ltd.(a)	10,514,000	356,690
China Baoan Group Co. Ltd., Class A	2,698,700	4,414,556
China BlueChemical Ltd., Class H	17,198,000	3,983,114
China Cinda Asset Management Co. Ltd., Class H	70,812,000	6,884,709
China CITIC Bank Corp. Ltd., Class H	79,779,000	36,038,378
China Coal Energy Co. Ltd., Class H	18,827,000	15,941,639
China Communications Services Corp. Ltd., Class H	22,230,000	9,471,594
China Conch Environment Protection Holdings Ltd.(a)(c)	17,212,000	4,076,080
China Conch Venture Holdings Ltd.	12,354,000	9,256,408
China Construction Bank Corp., Class A	4,014,022	3,592,907
China Construction Bank Corp., Class H	869,003,000	502,451,787
China CSSC Holdings Ltd., Class A	2,631,701	10,169,502
China Datang Corp. Renewable Power Co. Ltd., Class H	23,705,000	4,915,156
China East Education Holdings Ltd.(b)(c)	5,972,500	1,973,376
China Eastern Airlines Corp. Ltd., Class A(a)	11,631,575	6,833,493
China Education Group Holdings Ltd.	9,830,000	5,970,342
China Energy Engineering Corp. Ltd.	31,893,244	9,498,672
China Everbright Bank Co. Ltd., Class A	22,729,882	9,189,671
China Everbright Bank Co. Ltd., Class H	25,355,000	7,237,232
China Everbright Environment Group Ltd.	32,498,148	10,686,167
China Everbright Ltd.	9,730,000	5,616,690
China Feihe Ltd.(b)	30,843,000	18,072,909
China Fiber Optic Network System Group Ltd.(d)	10,394,800	13
China Foods Ltd.	11,638,000	3,918,418
China Galaxy Securities Co. Ltd., Class A	2,048,300	3,582,351
China Galaxy Securities Co. Ltd., Class H	37,252,500	19,930,672
China Gas Holdings Ltd.	25,062,600	22,978,894
China Great Wall Securities Co. Ltd., Class A	794,700	921,904
China Greatwall Technology Group Co. Ltd., Class A	2,207,600	3,448,230
China High Speed Transmission Equipment Group Co. Ltd.(a)(c)	5,880,000	1,314,482
China Hongqiao Group Ltd.(c)	20,855,500	16,983,372
Security	Shares	Value

China (continued)
China Huiyuan Juice Group Ltd.(d)	10,877,000	$14
China International Capital Corp. Ltd., Class A	1,515,400	8,609,048
China International Capital Corp. Ltd., Class H(b)(c)	13,438,400	21,226,719
China Jinmao Holdings Group Ltd.(c)	53,510,000	6,087,096
China Jushi Co. Ltd., Class A	2,924,162	4,531,549
China Lesso Group Holdings Ltd.	11,122,000	6,133,041
China Life Insurance Co. Ltd., Class A	1,612,321	6,776,934
China Life Insurance Co. Ltd., Class H	66,868,000	90,572,031
China Lilang Ltd.(c)	6,014,000	3,218,225
China Literature Ltd.(a)(b)	3,644,800	12,425,377
China Longyuan Power Group Corp. Ltd., Class H	29,399,000	21,987,805
China Medical System Holdings Ltd.	12,690,000	24,375,974
China Meheco Co. Ltd., Class A	926,700	1,558,074
China Meidong Auto Holdings Ltd.(c)	5,880,000	3,598,794
China Mengniu Dairy Co. Ltd.	28,533,000	89,404,903
China Merchants Bank Co. Ltd., Class A	10,916,282	43,984,344
China Merchants Bank Co. Ltd., Class H	35,249,964	123,022,934
China Merchants Energy Shipping Co. Ltd., Class A	5,368,600	4,512,900
China Merchants Port Holdings Co. Ltd.	12,712,270	16,272,220
China Merchants Securities Co. Ltd., Class A	3,517,781	6,921,422
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,085,666	5,950,095
China Metal Recycling Holdings Ltd.(d)	62,400	—
China Minmetals Rare Earth Co. Ltd., Class A	798,400	3,124,203
China Minsheng Banking Corp. Ltd., Class A	20,214,617	10,891,625
China Minsheng Banking Corp. Ltd., Class H	55,634,220	18,593,708
China Modern Dairy Holdings Ltd.(c)	33,979,000	3,307,055
China National Building Material Co. Ltd., Class H	34,196,850	15,212,176
China National Chemical Engineering Co. Ltd., Class A	4,290,022	3,966,939
China National Nuclear Power Co. Ltd., Class A	9,041,609	8,893,254
China National Software & Service Co. Ltd., Class A	515,180	2,482,540
China New Higher Education Group Ltd.(b)	10,035,000	2,588,686
China Nonferrous Mining Corp Ltd.	19,002,000	11,488,675
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,476,700	6,877,865
China Oilfield Services Ltd., Class H	15,704,000	16,875,020
China Oriental Group Co. Ltd.	15,506,000	2,401,853
China Overseas Grand Oceans Group Ltd.	17,452,500	5,832,953
China Overseas Land & Investment Ltd.	34,104,500	62,973,211
China Overseas Property Holdings Ltd.	12,885,000	10,501,334
China Pacific Insurance Group Co. Ltd., Class A	3,672,242	12,381,686
China Pacific Insurance Group Co. Ltd., Class H	24,074,800	50,843,362
China Petroleum & Chemical Corp., Class A	16,332,000	12,480,679
China Petroleum & Chemical Corp., Class H	225,068,200	115,512,429
China Power International Development Ltd.(c)	45,287,000	16,641,084
China Railway Group Ltd., Class A	11,664,466	9,190,422
China Railway Group Ltd., Class H	36,595,000	16,061,918
China Renaissance Holdings Ltd.(a)(b)(c)(d)	2,502,500	1,613,408
China Renewable Energy Investment Ltd.(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	14,664,000	66,103,924
China Resources Cement Holdings Ltd.(c)	22,058,000	5,079,482
China Resources Gas Group Ltd.	8,497,000	26,630,751
China Resources Land Ltd.	29,061,777	106,400,693
China Resources Medical Holdings Co. Ltd.(c)	11,005,000	6,276,468
China Resources Microelectronics Ltd.	878,412	5,774,685

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Resources Mixc Lifestyle Services Ltd.(b)	6,260,600	$23,667,413
China Resources Pharmaceutical Group Ltd.(b)	14,575,500	9,085,513
China Resources Power Holdings Co. Ltd.	17,496,000	33,735,006
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	619,227	4,209,571
China Ruyi Holdings Ltd.(a)(c)	52,919,200	11,988,526
China Shenhua Energy Co. Ltd., Class A	3,315,229	14,598,412
China Shenhua Energy Co. Ltd., Class H	30,905,000	100,933,381
China Shineway Pharmaceutical Group Ltd.	4,633,000	3,976,945
China South City Holdings Ltd.(c)	50,330,000	2,319,002
China Southern Airlines Co. Ltd., Class A(a)	6,628,484	5,699,651
China Southern Airlines Co. Ltd., Class H(a)(c)	14,386,000	6,901,602
China State Construction Engineering Corp. Ltd., Class A	21,205,819	14,731,278
China State Construction International Holdings Ltd.	19,168,000	22,237,363
China Taiping Insurance Holdings Co. Ltd.	12,937,908	11,753,117
China Three Gorges Renewables Group Co. Ltd., Class A	13,588,770	8,745,726
China Tobacco International HK Co. Ltd.(c)	4,356,000	5,928,245
China Tourism Group Duty Free Corp. Ltd.(b)	721,300	7,835,449
China Tourism Group Duty Free Corp. Ltd., Class A	1,170,779	14,596,718
China Tower Corp. Ltd., Class H(b)	382,152,000	39,616,256
China Traditional Chinese Medicine Holdings Co. Ltd.	25,754,000	13,167,513
China Travel International Investment Hong Kong Ltd.(c)	34,820,000	6,373,380
China United Network Communications Ltd., Class A	17,467,525	10,719,411
China Vanke Co. Ltd., Class A	4,993,768	7,985,740
China Vanke Co. Ltd., Class H	18,685,187	18,859,344
China Water Affairs Group Ltd.	9,072,000	5,150,016
China XLX Fertiliser Ltd.	5,148,000	2,191,499
China Yangtze Power Co. Ltd., Class A	13,288,525	42,444,382
China Youzan Ltd.(a)	21,241,198	290,817
China Zhenhua Group Science & Technology Co. Ltd., Class A	336,300	3,041,146
China Zheshang Bank Co. Ltd., Class A	18,477,996	6,541,497
China Zhongwang Holdings Ltd., NVS	4,116,641	263,506
Chinasoft International Ltd.	24,482,000	20,943,805
Chindata Group Holdings Ltd., ADR(a)(c)	1,153,073	9,708,875
Chongqing Brewery Co. Ltd., Class A	319,600	3,183,542
Chongqing Changan Automobile Co. Ltd., Class A	4,675,964	13,324,405
Chongqing Hongjiu Fruit Co. Ltd.(a)	2,656,000	2,043,522
Chongqing Taiji Industry Group Co. Ltd.(a)	241,200	1,740,951
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,247,163	11,369,919
Chow Tai Fook Jewellery Group Ltd.	19,555,200	28,390,316
CIMC Enric Holdings Ltd.	8,174,000	7,054,352
CITIC Ltd.	52,510,000	49,401,159
CITIC Securities Co. Ltd., Class A	5,862,649	17,583,080
CITIC Securities Co. Ltd., Class H	17,680,400	36,701,743
CMGE Technology Group Ltd.(a)	22,096,000	4,041,936
CMOC Group Ltd., Class A	10,139,233	7,397,367
CMOC Group Ltd., Class H	34,362,000	19,635,187
CNGR Advanced Material Co. Ltd.	430,200	2,960,467
CNPC Capital Co. Ltd., NVS	3,959,200	3,185,687
COFCO Joycome Foods Ltd.(a)(c)	28,892,000	6,961,924
Concord New Energy Group Ltd.	82,980,000	7,123,152
Contemporary Amperex Technology Co. Ltd., Class A	2,388,851	55,829,285
Security	Shares	Value

China (continued)
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,453,100	$6,368,724
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,494,000	8,241,981
COSCO Shipping Holdings Co. Ltd., Class A	6,960,846	9,745,422
COSCO Shipping Holdings Co. Ltd., Class H	29,735,100	27,395,166
COSCO SHIPPING International Hong Kong Co. Ltd.	12,218,000	4,363,962
COSCO SHIPPING Ports Ltd.	15,722,000	10,559,030
Country Garden Holdings Co. Ltd.(a)(c)	107,652,733	12,111,701
Country Garden Services Holdings Co. Ltd.(c)	19,713,000	18,606,538
CRRC Corp. Ltd., Class A	11,309,000	8,230,146
CRRC Corp. Ltd., Class H	41,678,000	16,794,191
CSC Financial Co. Ltd., Class A	2,021,394	7,289,832
CSG Holding Co. Ltd.	3,729,981	1,246,273
CSPC Innovation Pharmaceutical Co. Ltd.	637,100	3,771,168
CSPC Pharmaceutical Group Ltd.	80,277,760	72,298,143
CSSC Science & Technology Co. Ltd.	839,200	2,159,609
CStone Pharmaceuticals(a)(b)	1,637,000	480,820
Dada Nexus Ltd., ADR(a)(c)	762,850	2,349,578
Daqin Railway Co. Ltd., Class A	8,477,319	8,612,377
Daqo New Energy Corp., ADR(a)(c)	527,750	12,486,565
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,033,133	3,759,740
DHC Software Co. Ltd., Class A	3,614,598	3,227,248
Digital China Holdings Ltd.	10,239,000	2,761,835
Do-Fluoride New Materials Co. Ltd., Class A	1,235,760	2,591,069
Dongfang Electric Corp. Ltd., Class A	1,765,424	3,599,611
Dongfeng Motor Group Co. Ltd., Class H	23,330,000	11,705,153
Dongxing Securities Co. Ltd., Class A	4,028,267	4,862,963
Dongyue Group Ltd.	13,473,000	10,276,494
DouYu International Holdings Ltd., ADR(a)	180,009	126,420
East Buy Holding Ltd.(a)(b)(c)	4,024,000	14,934,447
East Money Information Co. Ltd., Class A	8,469,188	17,337,714
Eastroc Beverage Group Co. Ltd.	258,800	7,131,591
Ecovacs Robotics Co. Ltd., Class A	420,000	2,515,399
Empyrean Technology Co. Ltd., NVS	106,700	1,467,878
ENN Energy Holdings Ltd.	7,144,400	49,312,595
ENN Natural Gas Co. Ltd., Class A	1,963,828	4,406,764
Eoptolink Technology Inc.Ltd.	408,900	2,649,268
Eve Energy Co. Ltd., Class A	1,150,777	6,787,015
Everbright Securities Co. Ltd., Class A	2,413,686	5,487,689
Everdisplay Optronics Shanghai Co. Ltd.(a)	4,952,400	1,864,214
Everest Medicines Ltd.(a)(b)	2,120,500	5,556,536
Fangda Carbon New Material Co. Ltd., Class A(a)	4,665,284	3,774,634
Far East Horizon Ltd.(c)	11,506,000	8,424,533
FinVolution Group, ADR	1,314,152	5,821,693
First Capital Securities Co. Ltd., Class A	6,352,100	5,427,237
Flat Glass Group Co. Ltd., Class A	1,114,900	3,951,607
Flat Glass Group Co. Ltd., Class H	3,674,000	6,043,701
Focus Media Information Technology Co. Ltd., Class A	8,316,499	7,606,754
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,516,774	13,426,117
Fosun International Ltd.	22,681,000	12,910,278
Founder Securities Co. Ltd., Class A	3,805,600	4,622,434
Foxconn Industrial Internet Co. Ltd., Class A	7,020,225	14,838,500
Fu Shou Yuan International Group Ltd.	11,418,000	7,441,144
Fufeng Group Ltd.(c)	16,330,400	8,671,720
Fuyao Glass Industry Group Co. Ltd., Class A	1,026,900	5,416,035
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,527,600	25,913,430

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ganfeng Lithium Co. Ltd., Class H(b)(c)	3,566,400	$11,407,191
Ganfeng Lithium Group Co. Ltd., Class A	853,257	4,657,521
GCL-Poly Energy Holdings Ltd.	183,454,000	24,404,269
GD Power Development Co. Ltd., Class A	12,995,900	7,180,684
GDS Holdings Ltd.(a)	8,109,976	10,294,168
Geely Automobile Holdings Ltd.	54,612,000	59,422,223
Gemdale Corp., Class A	2,741,396	1,962,055
Gemdale Properties & Investment Corp. Ltd.(c)	71,160,000	2,320,022
Genertec Universal Medical Group Co. Ltd.(b)	12,904,500	6,879,209
Genscript Biotech Corp.(a)(c)	10,796,000	30,006,301
GF Securities Co. Ltd., Class A	2,023,930	4,079,538
GF Securities Co. Ltd., Class H	11,123,600	13,913,158
Giant Network Group Co. Ltd., Class A	852,900	1,442,953
GigaDevice Semiconductor Inc., Class A	385,435	5,076,614
Ginlong Technologies Co. Ltd., Class A	240,550	2,245,328
GoerTek Inc., Class A	1,951,562	4,916,707
Goldwind Science & Technology Co Ltd., Class A	2,858,737	3,479,108
Gongniu Group Co. Ltd.	335,600	4,590,260
Gotion High-tech Co. Ltd., Class A(a)	1,356,700	4,206,248
Grand Pharmaceutical Group Ltd., Class A	16,124,000	9,150,711
Great Wall Motor Co. Ltd.	1,073,200	4,038,173
Great Wall Motor Co. Ltd., Class H(c)	21,774,000	31,376,548
Gree Electric Appliances Inc. of Zhuhai, Class A	1,680,900	7,739,405
Greentown China Holdings Ltd.	8,835,000	9,398,285
Greentown Management Holdings Co. Ltd.(b)	8,827,000	6,414,363
Greentown Service Group Co. Ltd.	13,356,000	5,542,953
GRG Banking Equipment Co. Ltd., Class A	765,600	1,307,042
Guangdong Haid Group Co. Ltd., Class A	1,064,720	6,584,490
Guangdong Investment Ltd.	26,830,000	18,620,775
Guanghui Energy Co. Ltd., Class A	4,440,780	4,506,927
Guangzhou Automobile Group Co. Ltd., Class A	2,197,999	3,049,783
Guangzhou Automobile Group Co. Ltd., Class H	25,539,200	11,834,194
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,086,188	4,580,551
Guangzhou Haige Communications Group Inc. Co., Class A	596,900	1,057,458
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	344,800	3,180,182
Guangzhou R&F Properties Co. Ltd., Class H(a)(c)	15,110,400	2,298,641
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	420,283	2,664,354
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,228,896	4,160,204
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	1,016,600	903,341
Guolian Securities Co. Ltd., Class A(a)	2,657,400	4,331,780
Guosen Securities Co. Ltd., Class A	5,870,667	7,799,613
Guotai Junan Securities Co. Ltd., Class A	2,797,291	5,907,881
Guoyuan Securities Co. Ltd., Class A	3,622,971	3,492,563
Gushengtang Holdings Ltd.	1,562,200	10,142,637
H World Group Ltd., ADR(a)	1,893,318	69,257,572
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	31,966,000	4,092,653
Haidilao International Holding Ltd.(b)	15,236,000	30,235,534
Haier Smart Home Co. Ltd., Class A	3,258,637	10,094,413
Haier Smart Home Co. Ltd., Class H	22,201,800	64,199,472
Hainan Airlines Holding Co. Ltd., Class A(a)	27,421,541	5,564,230
Hainan Airport Infrastructure Co. Ltd., NVS(a)	3,093,200	1,761,693
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	2,024,000	1,854,348
Security	Shares	Value

China (continued)
Haitian International Holdings Ltd.	5,950,000	$15,145,890
Haitong Securities Co. Ltd., Class A	4,728,631	6,429,421
Haitong Securities Co. Ltd., Class H	22,752,400	12,750,374
Hang Zhou Great Star Industrial Co. Ltd., Class A	431,100	1,315,714
Hangzhou Binjiang Real Estate Group Co. Ltd.	2,248,894	2,426,387
Hangzhou Chang Chuan Technology Co. Ltd.	451,826	2,548,201
Hangzhou First Applied Material Co. Ltd., Class A	1,121,608	3,644,686
Hangzhou Lion Electronics Co. Ltd.	469,700	2,112,807
Hangzhou Oxygen Plant Group Co. Ltd., Class A	780,000	3,440,732
Hangzhou Robam Appliances Co. Ltd., Class A	809,409	2,627,269
Hangzhou Silan Microelectronics Co. Ltd., Class A	903,000	3,052,485
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	6,728,534	6,197,194
Hangzhou Tigermed Consulting Co. Ltd., Class A	255,274	2,220,544
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,192,000	20,597,802
Harbin Electric Co. Ltd., Class H	8,374,000	2,258,518
Hebei Hengshui Laobaigan Liquor Co. Ltd.	397,300	1,280,384
Helens International Holdings Co. Ltd. (c)	4,641,500	2,759,881
Hello Group Inc., ADR	1,351,256	8,729,114
Henan Shenhuo Coal & Power Co. Ltd.	1,904,200	4,197,180
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,597,932	9,481,362
Hengan International Group Co. Ltd.	5,654,000	20,642,637
Hengdian Group DMEGC Magnetics Co. Ltd.	1,383,755	2,621,114
Hengli Petrochemical Co. Ltd., Class A(a)	3,867,830	7,595,316
Hengtong Optic-Electric Co. Ltd., Class A	1,325,900	2,308,535
Hengyi Petrochemical Co. Ltd., Class A(a)	3,306,661	3,175,108
Hisense Visual Technology Co. Ltd.	421,605	1,380,542
Hithink RoyalFlush Information Network Co. Ltd., Class A	310,302	6,095,787
HLA Group Corp. Ltd., Class A	1,012,400	1,073,864
Hongfa Technology Co. Ltd., Class A	571,968	2,329,837
Hope Education Group Co. Ltd.(a)(b)	55,052,000	3,063,426
Hopson Development Holdings Ltd.(a)(c)	10,786,471	6,172,535
Hoshine Silicon Industry Co. Ltd., Class A	469,223	3,260,935
Hoyuan Green Energy Co. Ltd., Class A	391,705	1,814,738
Hua Han Health Industry Holdings Ltd.(d)	19,424,288	25
Hua Hong Semiconductor Ltd.(a)(b)	5,191,000	11,996,289
Huabao International Holdings Ltd.(c)	9,043,000	2,971,636
Huadian Power International Corp. Ltd., Class A	5,498,200	3,939,294
Huadong Medicine Co. Ltd., Class A	1,019,851	5,827,751
Huafon Chemical Co. Ltd., Class A	6,381,855	6,126,438
Huagong Tech Co. Ltd., Class A	526,300	2,179,246
Huaibei Mining Holdings Co. Ltd.	746,200	1,654,011
Hualan Biological Engineering Inc., Class A	1,437,920	4,860,906
Huaneng Power International Inc., Class A(a)	5,440,826	5,870,121
Huaneng Power International Inc., Class H(a)	37,496,000	19,514,582
Huatai Securities Co. Ltd., Class A	3,260,351	6,531,449
Huatai Securities Co. Ltd., Class H(b)	13,485,000	16,866,772
Huaxia Bank Co. Ltd., Class A	9,825,330	7,974,914
Huayu Automotive Systems Co. Ltd., Class A	2,363,160	5,750,961
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	230,800	1,031,247
Hubei Xingfa Chemicals Group Co. Ltd., Class A	923,200	2,429,199
Huizhou Desay Sv Automotive Co. Ltd., Class A	343,100	6,226,056
Humanwell Healthcare Group Co. Ltd., Class A	1,194,400	4,443,602

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hunan Valin Steel Co. Ltd., Class A	6,624,900	$5,125,614
Hundsun Technologies Inc., Class A	1,091,549	4,586,090
HUTCHMED China Ltd.(a)	4,786,580	18,449,181
HUYA Inc., ADR(a)(c)	865,935	2,935,520
Hwatsing Technology Co. Ltd., NVS	156,800	4,816,024
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	3,319,000	20,412,399
Hygon Information Technology Co. Ltd., NVS	1,072,970	10,776,020
iDreamSky Technology Holdings Ltd.(a)(b)(c)	8,210,400	2,588,225
Iflytek Co. Ltd., Class A	1,260,496	7,891,924
Imeik Technology Development Co. Ltd., Class A	134,780	5,741,728
Industrial & Commercial Bank of China Ltd., Class A	33,759,780	22,722,472
Industrial & Commercial Bank of China Ltd., Class H	587,627,000	279,608,985
Industrial Bank Co. Ltd., Class A	10,277,890	20,991,691
Industrial Securities Co. Ltd., Class A	6,267,951	5,329,813
INESA Intelligent Tech Inc., Class B	2,974,252	1,590,663
Ingenic Semiconductor Co. Ltd., Class A	301,003	2,867,248
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	40,028,900	8,573,544
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	12,672,800	6,881,594
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,457,662	13,195,846
Inner Mongolia Yitai Coal Co. Ltd., Class B(a)	9,669,095	13,750,923
InnoCare Pharma Ltd.(a)(b)	3,326,000	2,805,979
Innovent Biologics Inc.(a)(b)(c)	10,805,000	63,279,030
Inspur Electronic Information Industry Co. Ltd., Class A	871,372	4,295,801
iQIYI Inc., ADR(a)(c)	4,019,815	18,048,969
Isoftstone Information Technology Group Co. Ltd., NVS	502,800	2,816,493
JA Solar Technology Co. Ltd., Class A	1,779,980	4,957,220
Jason Furniture Hangzhou Co. Ltd., Class A	753,757	3,949,318
JCET Group Co. Ltd., Class A	1,147,400	4,906,284
JD Health International Inc.(a)(b)(c)	10,103,050	48,031,074
JD Logistics Inc.(a)(b)	17,763,800	21,787,222
JD.com Inc.	21,218,954	289,428,578
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,963,100	5,612,501
Jiangsu Expressway Co. Ltd., Class H	10,720,000	9,626,011
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	99,188	1,498,353
Jiangsu Hengli Hydraulic Co. Ltd., Class A	887,696	6,989,526
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,279,155	22,020,225
Jiangsu King’s Luck Brewery JSC Ltd., Class A	864,356	6,508,523
Jiangsu Pacific Quartz Co. Ltd., NVS	245,982	2,952,348
Jiangsu Phoenix Publishing & Media Corp. Ltd.	1,030,400	1,450,547
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	739,251	12,061,589
Jiangsu Yangnong Chemical Co. Ltd., Class A	372,960	3,373,328
Jiangsu Yoke Technology Co. Ltd., Class A	208,700	1,798,123
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	792,700	3,791,043
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,785,900	3,242,191
Jiangxi Copper Co. Ltd., Class H	12,423,000	17,612,391
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	1,114,600	1,618,880
Jinchuan Group International Resources Co. Ltd.	36,943,000	2,175,500
Jinduicheng Molybdenum Co. Ltd., Class A	1,150,100	1,527,319
Jinke Smart Services Group Co. Ltd.(a)	1,414,500	1,646,767
Jinko Solar Co. Ltd.	3,557,299	4,418,787
JinkoSolar Holding Co. Ltd., ADR(c)	376,590	11,824,926
Security	Shares	Value

China (continued)
Jinxin Fertility Group Ltd.(a)(b)(c)	15,292,000	$7,333,263
JiuGui Liquor Co. Ltd., Class A	279,100	2,792,265
Jiumaojiu International Holdings Ltd.(b)(c)	7,891,000	7,964,054
Jizhong Energy Resources Co. Ltd.	1,450,900	1,419,196
JNBY Design Ltd.	2,879,000	3,524,044
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A(a)	851,842	3,889,390
JOYY Inc., ADR	389,316	14,953,628
Juewei Food Co. Ltd., Class A	458,100	2,027,939
Kangji Medical Holdings Ltd.	4,883,000	4,661,576
Kanzhun Ltd., ADR(a)	2,017,421	33,347,969
KE Holdings Inc., ADR	5,999,948	95,579,172
Keda Industrial Group Co. Ltd.	1,799,700	2,515,319
Keymed Biosciences Inc.(a)(b)	1,687,000	12,113,851
Kingboard Holdings Ltd.	6,193,200	14,909,764
Kingboard Laminates Holdings Ltd.(c)	9,040,500	7,874,238
Kingdee International Software Group Co. Ltd.(a)	25,051,000	34,775,931
Kingnet Network Co. Ltd.	1,168,700	1,910,178
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	1,062,264	4,642,094
Kingsoft Corp. Ltd.	8,730,400	27,882,867
Konka Group Co. Ltd., Class B(a)	7,896,352	918,907
Kuaishou Technology(a)(b)	21,081,900	155,444,222
Kuang-Chi Technologies Co. Ltd., Class A	1,556,250	3,037,904
Kunlun Energy Co. Ltd.	36,018,000	33,282,319
Kunlun Tech Co. Ltd., Class A(a)	754,300	3,396,515
Kweichow Moutai Co. Ltd., Class A	677,320	169,778,956
LB Group Co. Ltd., Class A	2,081,407	5,023,343
Lee & Man Paper Manufacturing Ltd.	14,776,000	4,068,289
Legend Biotech Corp., ADR(a)(c)	654,944	39,833,694
Lenovo Group Ltd.(c)	66,228,000	81,733,117
Lens Technology Co. Ltd., Class A	3,372,815	6,166,460
Lepu Medical Technology Beijing Co. Ltd., Class A	1,312,082	3,152,529
LexinFintech Holdings Ltd., ADR	1,232,343	2,193,571
Li Auto Inc.(a)	10,393,504	192,174,338
Li Ning Co. Ltd.	21,415,000	59,593,753
Lifetech Scientific Corp. (a)	35,680,000	10,963,653
Lingyi iTech Guangdong Co., Class A	6,233,233	5,842,411
LK Technology Holdings Ltd.(c)	5,657,500	4,218,734
Longfor Group Holdings Ltd.(b)	17,344,000	30,666,105
LONGi Green Energy Technology Co. Ltd., Class A	3,669,949	10,897,824
Lonking Holdings Ltd.	23,725,000	3,608,482
Lufax Holding Ltd., ADR	5,918,049	5,023,832
Luxshare Precision Industry Co. Ltd., Class A	3,781,789	16,835,630
Luye Pharma Group Ltd. (a)(b)(c)	19,925,000	9,944,257
Luzhou Laojiao Co. Ltd., Class A	813,808	23,595,705
Mango Excellent Media Co. Ltd., Class A	1,160,432	4,190,988
Maoyan Entertainment(a)(b)(c)	5,415,400	6,513,213
Maxscend Microelectronics Co. Ltd., Class A	316,512	6,135,659
Medlive Technology Co. Ltd.(b)	793,500	993,488
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	4,088,752	3,540,199
Meitu Inc.(b)(c)	22,352,000	9,887,388
Meituan, Class B(a)(b)	45,912,260	531,503,175
Metallurgical Corp. of China Ltd., Class A	12,789,900	5,549,234
MH Development Ltd.(d)	3,308,000	32,812
Microport Scientific Corp.(a)(c)	6,750,900	10,815,028
Midea Real Estate Holding Ltd.(b)	3,590,200	2,700,349
Ming Yang Smart Energy Group Ltd., Class A	1,230,900	2,319,479
Ming Yuan Cloud Group Holdings Ltd.(a)(c)	7,964,000	3,323,502
MINISO Group Holding Ltd.	902,076	22,849,585

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Minth Group Ltd.	6,932,000	$15,016,060
MMG Ltd.(a)(c)	27,923,999	8,014,909
Mobvista Inc.(a)(b)	7,207,000	2,710,680
Montage Technology Co. Ltd., Class A	661,800	5,467,958
Muyuan Foods Co. Ltd., Class A	2,802,683	15,333,687
NARI Technology Co. Ltd., Class A	3,736,436	11,513,833
National Silicon Industry Group Co. Ltd., Class A(a)	1,928,800	4,767,707
NAURA Technology Group Co. Ltd., Class A	288,675	9,478,899
NavInfo Co. Ltd., Class A(a)	2,477,650	3,397,467
NetDragon Websoft Holdings Ltd.	3,028,000	5,210,929
NetEase Inc.	17,564,235	396,220,268
New China Life Insurance Co. Ltd., Class A	1,121,701	4,912,175
New China Life Insurance Co. Ltd., Class H	7,839,800	15,577,600
New Hope Liuhe Co. Ltd., Class A(a)	3,837,244	5,369,688
New Horizon Health Ltd.(a)(b)(c)	2,589,000	8,020,445
New Oriental Education & Technology Group Inc.(a)	13,716,890	111,564,564
Nexteer Automotive Group Ltd.(c)	8,595,000	5,541,222
Nine Dragons Paper Holdings Ltd.	15,266,000	7,644,275
Ninestar Corp., Class A	899,134	3,478,785
Ningbo Deye Technology Co. Ltd., NVS	278,460	2,456,726
Ningbo Joyson Electronic Corp., Class A	428,700	1,179,410
Ningbo Orient Wires & Cables Co. Ltd.	437,000	2,506,700
Ningbo Ronbay New Energy Technology Co. Ltd.	305,317	1,668,204
Ningbo Shanshan Co. Ltd.	1,878,700	3,508,301
Ningbo Tuopu Group Co. Ltd., Class A	726,100	7,480,685
Ningxia Baofeng Energy Group Co. Ltd., Class A	4,926,200	10,111,534
NIO Inc., ADR(a)(c)	12,611,814	91,687,888
Noah Holdings Ltd., ADR	333,663	4,277,560
Nongfu Spring Co. Ltd., Class H(b)	18,226,000	103,957,074
North Industries Group Red Arrow Co. Ltd., Class A	1,138,400	2,367,321
Offcn Education Technology Co. Ltd., Class A(a)	1,749,500	1,194,708
Offshore Oil Engineering Co. Ltd., Class A	2,790,100	2,505,349
OFILM Group Co. Ltd., Class A(a)	1,745,300	2,476,486
Oppein Home Group Inc., Class A	357,080	3,950,201
Orient Overseas International Ltd.	1,253,500	15,071,656
Orient Securities Co. Ltd., Class A	4,944,367	6,026,491
Oriental Pearl Group Co. Ltd., Class A	839,700	948,256
Ovctek China Inc., Class A	613,565	2,091,800
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	5,804,900	2,754,300
Peijia Medical Ltd.(a)(b)(c)	5,361,000	5,482,428
People.cn Co. Ltd.	614,000	2,917,856
People’s Insurance Co. Group of China Ltd. (The), Class H	88,267,000	28,592,313
Perfect World Co. Ltd., Class A	1,227,086	2,164,719
PetroChina Co. Ltd., Class A	10,146,337	10,175,976
PetroChina Co. Ltd., Class H	193,122,000	126,374,000
Pharmaron Beijing Co. Ltd., Class A	865,225	4,042,755
PICC Property & Casualty Co. Ltd., Class H	62,505,040	72,608,638
Pinduoduo Inc., ADR(a)	5,415,894	798,519,411
Ping An Bank Co. Ltd., Class A	9,183,836	12,440,360
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	4,691,500	10,467,360
Ping An Insurance Group Co. of China Ltd., Class A	5,991,454	34,227,427
Ping An Insurance Group Co. of China Ltd., Class H	60,437,500	277,205,697
Piotech Inc., NVS	199,200	7,456,324
Security	Shares	Value

China (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	5,816,411	$8,345,690
Poly Property Group Co. Ltd.	21,646,000	4,454,468
Pop Mart International Group Ltd.(b)	4,783,400	14,353,784
Postal Savings Bank of China Co. Ltd., Class A	14,052,100	8,628,797
Postal Savings Bank of China Co. Ltd., Class H(b)	71,469,000	31,705,051
Power Construction Corp. of China Ltd., Class A	9,412,844	6,570,357
Powerlong Real Estate Holdings Ltd.(a)(c)	10,815,000	967,412
Pylon Technologies Co. Ltd., NVS	114,637	1,634,833
Q Technology Group Co. Ltd.(a)(c)	5,340,000	3,220,118
Qi An Xin Technology Group Inc.(a)	168,000	1,057,912
Qifu Technology Inc.	1,063,881	16,511,433
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	2,907,950	6,447,962
Range Intelligent Computing Technology Group Co. Ltd.	822,300	3,106,862
Redco Properties Group Ltd.(a)(b)(c)(d)	11,872,000	1,163,080
RLX Technology Inc., ADR(c)	5,132,264	11,393,626
Rongsheng Petrochemical Co. Ltd., Class A	5,235,771	7,874,038
SAIC Motor Corp. Ltd., Class A	3,638,690	7,573,436
Sailun Group Co. Ltd., Class A	3,181,400	4,748,907
Sanan Optoelectronics Co. Ltd., Class A	2,738,300	5,319,299
Sangfor Technologies Inc., Class A(a)	257,900	3,047,356
Sany Heavy Equipment International Holdings Co. Ltd.	11,097,000	11,535,550
Sany Heavy Industry Co. Ltd., Class A	4,056,756	7,745,347
Satellite Chemical Co. Ltd., Class A(a)	2,779,307	6,203,324
SciClone Pharmaceuticals Holdings Ltd.(b)	2,512,500	4,374,432
SDIC Capital Co. Ltd., Class A	5,387,200	5,202,329
SDIC Power Holdings Co. Ltd., Class A	4,627,700	8,029,985
Seazen Group Ltd.(a)	21,084,000	3,881,858
Seazen Holdings Co. Ltd., Class A(a)	1,316,726	2,357,512
Seres Group Co. Ltd., NVS(a)	818,400	8,668,261
SF Holding Co. Ltd., Class A	2,520,492	14,888,226
SG Micro Corp., Class A	300,450	3,770,869
Shaanxi Coal Industry Co. Ltd., Class A	5,131,190	13,980,129
Shan Xi Hua Yang Group New Energy Co. Ltd.	2,523,600	3,138,926
Shandong Chenming Paper Holdings Ltd., Class B(a)	971,816	200,307
Shandong Gold Mining Co. Ltd., Class A	2,005,201	6,521,095
Shandong Gold Mining Co. Ltd., Class H(b)	6,031,500	11,909,860
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,697,499	7,088,232
Shandong Linglong Tyre Co. Ltd., Class A	1,286,741	3,584,712
Shandong Nanshan Aluminum Co. Ltd., Class A	11,538,300	4,650,819
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	22,847,200	21,687,071
Shanghai Aiko Solar Energy Co. Ltd.	1,072,820	2,430,834
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	886,704	3,198,728
Shanghai Baosight Software Co. Ltd., Class A	1,057,130	6,216,782
Shanghai Baosight Software Co. Ltd., Class B	5,573,997	10,493,144
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	7,696,809	3,355,809
Shanghai Construction Group Co. Ltd., Class A	10,421,800	3,643,310
Shanghai Electric Group Co. Ltd., Class A(a)	11,969,900	7,389,166
Shanghai Electric Power Co. Ltd., Class A	758,700	934,288
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	633,000	2,471,559
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,617,500	10,211,165

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	129,600	$4,082,151
Shanghai Fudan Microelectronics Group Co. Ltd.	327,380	2,049,927
Shanghai Haixin Group Co., Class B	8,098,391	2,664,371
Shanghai Highly Group Co. Ltd., Class B	980,818	282,346
Shanghai Industrial Holdings Ltd.	5,806,000	6,971,288
Shanghai International Airport Co. Ltd., Class A(a)	931,603	4,678,375
Shanghai International Port Group Co. Ltd., Class A	8,472,270	5,961,282
Shanghai Jinjiang International Hotels Co. Ltd., Class A	570,278	2,703,547
Shanghai Junshi Biosciences Co. Ltd.(a)	541,450	3,408,527
Shanghai M&G Stationery Inc., Class A	735,647	4,088,973
Shanghai Moons’ Electric Co. Ltd.	202,800	2,128,135
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,232,200	3,098,268
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,093,600	10,282,985
Shanghai Pudong Development Bank Co. Ltd., Class A	13,368,246	12,808,883
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,299,994	4,176,409
Shanghai RAAS Blood Products Co. Ltd., Class A	6,849,634	7,612,684
Shanghai United Imaging Healthcare Co. Ltd., NVS	563,208	11,270,229
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	1,391,538	878,060
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	840,900	2,677,032
Shanxi Coal International Energy Group Co. Ltd.	898,000	2,297,103
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,649,500	4,968,198
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,146,900	6,567,511
Shanxi Meijin Energy Co. Ltd., Class A(a)	3,906,569	3,952,502
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	673,239	22,488,291
Shede Spirits Co. Ltd.	231,400	3,247,600
Shengyi Technology Co. Ltd., Class A	1,787,808	4,284,937
Shennan Circuits Co. Ltd., Class A	310,771	3,178,530
Shenwan Hongyuan Group Co. Ltd., Class A	13,530,992	8,535,082
Shenzhen Capchem Technology Co. Ltd.	217,700	1,359,911
Shenzhen Dynanonic Co. Ltd.	178,231	1,609,520
Shenzhen Goodix Technology Co. Ltd., Class A(a)	171,300	1,743,647
Shenzhen Inovance Technology Co. Ltd., Class A	907,242	8,368,180
Shenzhen International Holdings Ltd.	11,137,250	8,218,963
Shenzhen Investment Ltd.	29,134,000	4,209,670
Shenzhen Kaifa Technology Co. Ltd., Class A	758,700	1,815,491
Shenzhen Kangtai Biological Products Co. Ltd., Class A	764,300	3,435,496
Shenzhen Kedali Industry Co. Ltd., Class A	101,100	1,245,685
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	628,346	25,539,682
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	487,600	4,794,019
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	6,008,502	2,896,595
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	241,000	1,131,118
Security	Shares	Value

China (continued)
Shenzhen SC New Energy Technology Corp., Class A	206,000	$2,026,715
Shenzhen SED Industry Co. Ltd., NVS	553,300	1,508,264
Shenzhen Senior Technology Co. Ltd., Class A	1,079,453	2,258,809
Shenzhen Transsion Holding Co. Ltd., Class A	578,401	8,954,669
Shenzhou International Group Holdings Ltd.	7,417,700	74,265,350
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	961,618	3,382,748
Shimao Services Holdings Ltd.(a)(b)(c)	9,034,000	1,398,826
Shoucheng Holdings Ltd.(c)	29,596,800	5,005,918
Shougang Fushan Resources Group Ltd.	22,908,000	8,273,142
Shui On Land Ltd.	49,939,166	4,665,031
Sichuan Changhong Electric Co. Ltd.	2,491,300	2,004,572
Sichuan Chuantou Energy Co. Ltd., Class A	4,128,378	8,249,650
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,153,720	4,631,819
Sichuan Road & Bridge Co. Ltd., Class A	5,935,560	6,405,003
Sichuan Swellfun Co. Ltd., Class A	349,800	2,863,697
Sieyuan Electric Co. Ltd.	191,200	1,325,476
Sihuan Pharmaceutical Holdings Group Ltd.	49,266,000	4,335,210
Sino Biopharmaceutical Ltd.	91,128,000	44,700,855
Sinofert Holdings Ltd.	27,696,000	3,083,332
Sinolink Securities Co. Ltd., Class A	800,900	1,071,431
Sinoma International Engineering Co.	756,700	992,182
Sinoma Science & Technology Co. Ltd., Class A	1,279,700	3,007,664
Sinomine Resource Group Co. Ltd., Class A	517,120	2,488,033
Sino-Ocean Group Holding Ltd.(a)(c)	31,254,000	2,157,419
Sinopec Engineering Group Co. Ltd., Class H	17,455,500	9,019,396
Sinopec Kantons Holdings Ltd.	14,656,000	5,703,819
Sinopharm Group Co. Ltd., Class H	12,208,800	30,256,516
Sinotruk Hong Kong Ltd.	5,605,000	11,627,220
Skshu Paint Co. Ltd., Class A(a)	387,448	2,929,649
Skyworth Group Ltd.	14,852,000	5,836,806
Smoore International Holdings Ltd.(b)(c)	16,242,000	14,183,067
SOHO China Ltd.(a)	21,674,500	2,190,106
Sohu.com Ltd., ADR(a)	77,210	619,224
Songcheng Performance Development Co. Ltd., Class A	1,718,256	2,526,539
SooChow Securities Co. Ltd., Class A	1,566,300	1,681,118
Southwest Securities Co. Ltd., Class A	1,552,900	895,300
Spring Airlines Co. Ltd., Class A(a)	672,600	4,993,467
SSY Group Ltd.	13,428,411	8,298,398
StarPower Semiconductor Ltd., Class A	102,700	2,707,003
Sun King Technology Group Ltd.(a)	11,036,000	2,033,341
Sunac Services Holdings Ltd.(b)(c)	9,838,000	2,841,648
Sungrow Power Supply Co. Ltd., Class A	793,300	9,225,516
Sunny Optical Technology Group Co. Ltd.	6,338,600	60,026,777
Sunresin New Materials Co. Ltd., NVS	159,800	1,124,569
Sunwoda Electronic Co. Ltd., Class A	1,431,300	3,044,544
Superb Summit International Group Ltd.(d)	998,771	1
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,169,100	3,049,103
Suzhou Maxwell Technologies Co. Ltd., Class A	178,292	2,694,255
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	893,380	3,012,586
Suzhou TFC Optical Communication Co. Ltd.	217,100	2,226,854
SY Holdings Group Ltd.(c)	8,895,000	5,692,564
TAL Education Group, ADR(a)(c)	4,045,353	50,688,273
TBEA Co. Ltd., Class A	3,530,171	6,883,438
TCL Electronics Holdings Ltd.	10,329,000	3,483,877
TCL Technology Group Corp., Class A(a)	13,418,912	7,851,294

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,079,838	$4,852,731
Tencent Holdings Ltd.	60,339,600	2,513,696,213
Tencent Music Entertainment Group, ADR(a)(c)	6,795,115	57,826,429
Thunder Software Technology Co. Ltd., Class A	306,000	3,434,995
Tianfeng Securities Co. Ltd., Class A(a)	2,677,000	1,194,997
Tiangong International Co. Ltd.	14,842,000	4,440,930
Tianjin Port Development Holdings Ltd.	33,610,000	2,021,165
Tianma Microelectronics Co. Ltd., Class A(a)	3,343,605	5,089,778
Tianneng Power International Ltd.(c)	7,268,000	5,971,575
Tianqi Lithium Corp., Class A	861,000	6,031,436
Tianshan Aluminum Group Co. Ltd., Class A	1,410,700	1,192,338
Tianshui Huatian Technology Co. Ltd., Class A	3,203,336	4,007,111
Tingyi Cayman Islands Holding Corp.	17,780,000	22,377,047
Tong Ren Tang Technologies Co. Ltd., Class H	7,092,000	5,965,458
Tongcheng Travel Holdings Ltd.(a)	11,083,200	20,375,014
Tongdao Liepin Group(a)(c)	3,294,400	2,551,713
TongFu Microelectronics Co. Ltd., Class A	647,000	2,055,219
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,519,700	1,071,890
Tongwei Co. Ltd., Class A	2,174,777	7,454,974
Topchoice Medical Corp., Class A(a)	205,999	2,361,955
Topsports International Holdings Ltd.(b)	15,600,000	12,678,544
Towngas Smart Energy Co. Ltd.(c)	11,451,000	4,863,285
TravelSky Technology Ltd., Class H	8,170,000	13,763,839
Trina Solar Co. Ltd.	1,192,616	4,499,520
Trip.com Group Ltd.(a)	4,990,641	175,288,654
Tsinghua Tongfang Co. Ltd.(a)	1,582,300	1,793,501
Tsingtao Brewery Co. Ltd., Class A	400,500	4,182,267
Tsingtao Brewery Co. Ltd., Class H	5,448,000	35,999,815
Tuya Inc.(a)(c)	2,407,201	5,343,986
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	478,733	4,855,323
Uni-President China Holdings Ltd.	11,777,000	7,532,633
Unisplendour Corp. Ltd., Class A(a)	1,772,561	5,016,377
Untrade Cteg(d)	33,362,000	45,999
Untrade SMI Holdings(d)	12,466,353	16
Untradelumena Newmat, NVS(d)	43,450	—
Up Fintech Holding Ltd., ADR(a)(c)	1,031,534	4,580,011
Venus MedTech Hangzhou Inc., Class H(a)(b)	2,600,500	1,837,947
Verisilicon Microelectronics Shanghai Co. Ltd.(a)	178,800	1,336,093
Vinda International Holdings Ltd.(c)	3,494,000	8,984,187
Vipshop Holdings Ltd., ADR(a)(c)	3,177,828	50,940,583
Viva Biotech Holdings(a)(b)(c)	16,487,000	2,401,193
Vnet Group Inc., ADR(a)	936,046	2,620,929
Walvax Biotechnology Co. Ltd., Class A	1,150,389	3,981,138
Wanhua Chemical Group Co. Ltd., Class A	1,590,386	17,929,515
Want Want China Holdings Ltd.	43,477,000	25,458,159
Weibo Corp., ADR	622,531	6,293,788
Weichai Power Co. Ltd., Class A	3,501,900	7,305,467
Weichai Power Co. Ltd., Class H	17,516,000	32,229,799
Weihai Guangwei Composites Co. Ltd., Class A	563,960	1,963,164
Weimob Inc.(a)(b)(c)	21,018,000	8,998,606
Wens Foodstuffs Group Co. Ltd., Class A	3,023,941	8,151,073
West China Cement Ltd.	34,006,000	2,998,978
Western Mining Co. Ltd., Class A	642,200	1,152,089
Western Securities Co. Ltd., Class A	6,657,191	6,144,050
Western Superconducting Technologies Co. Ltd., Class A	527,520	3,873,271
Westone Information Industry Inc., Class A	632,000	2,024,096
Will Semiconductor Co. Ltd. Shanghai, Class A	581,869	8,810,333
Security	Shares	Value

China (continued)
Wingtech Technology Co. Ltd., Class A(a)	706,500	$4,769,156
Wuhan Guide Infrared Co. Ltd., Class A	4,323,996	4,697,359
Wuliangye Yibin Co. Ltd., Class A	2,073,674	43,154,012
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,273,196	3,684,886
WuXi AppTec Co. Ltd., Class A	1,405,239	16,207,839
WuXi AppTec Co. Ltd., Class H(b)(c)	3,275,607	38,317,581
Wuxi Biologics Cayman Inc.(a)(b)	34,692,000	192,612,828
XCMG Construction Machinery Co. Ltd., Class A	8,968,509	6,939,019
XD Inc.(a)	3,177,800	5,109,314
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	7,786,500	2,903,059
Xiamen C & D Inc., Class A	2,004,800	2,652,201
Xiaomi Corp., Class B(a)(b)	138,542,200	276,535,183
Xinjiang Daqo New Energy Co. Ltd.	936,250	4,036,203
Xinyi Solar Holdings Ltd.	43,432,800	24,916,798
XPeng Inc.(a)(c)	8,856,150	73,804,511
Xtep International Holdings Ltd.	12,437,500	7,181,819
Yadea Group Holdings Ltd.(b)	11,482,000	21,591,181
Yangzhou Yangjie Electronic Technology Co. Ltd.	393,500	2,062,265
Yankuang Energy Group Co. Ltd., Class A	1,569,709	4,512,911
Yankuang Energy Group Co. Ltd., Class H(c)	21,419,000	39,789,448
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	842,468	3,489,755
Yeahka Ltd.(a)(c)	2,612,400	4,669,064
Yealink Network Technology Corp. Ltd., Class A	816,106	3,675,471
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	993,000	1,215,301
Yidu Tech Inc. (a)(b)	4,418,488	2,766,045
Yifeng Pharmacy Chain Co. Ltd., Class A	818,559	4,365,595
Yihai International Holding Ltd.	4,186,000	6,975,491
Yihai Kerry Arawana Holdings Co. Ltd., Class A	956,401	4,669,577
Yintai Gold Co. Ltd., Class A	1,023,100	2,118,886
YongXing Special Materials Technology Co. Ltd., Class A	413,360	2,545,150
Yonyou Network Technology Co. Ltd., Class A	1,940,183	4,533,955
Youdao Inc., ADR(a)(c)	444,845	1,850,555
Youngor Group Co. Ltd., Class A	927,800	880,262
Youyuan International Holdings Ltd.(d)	5,307,000	12,528
YTO Express Group Co. Ltd., Class A	2,170,153	3,993,974
Yuexiu Property Co. Ltd.	14,984,576	13,648,961
Yuexiu REIT(c)	27,558,751	4,444,077
Yuexiu Transport Infrastructure Ltd.	11,976,000	6,502,289
Yum China Holdings Inc.	3,767,379	162,675,425
Yunda Holding Co. Ltd., Class A	1,875,937	2,254,789
Yunnan Aluminium Co. Ltd., Class A	2,774,053	4,993,982
Yunnan Baiyao Group Co. Ltd., Class A	883,892	6,220,460
Yunnan Botanee Bio-Technology Group Co. Ltd.	214,400	2,139,869
Yunnan Energy New Material Co. Ltd., Class A	549,532	4,531,596
Yunnan Yuntianhua Co. Ltd.	1,179,400	2,593,730
Yutong Bus Co. Ltd., Class A	643,500	1,212,053
Zai Lab Ltd.(a)(c)	8,302,090	22,710,208
Zangge Mining Co. Ltd.	1,481,446	4,958,041
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	309,069	10,940,316
Zhaojin Mining Industry Co. Ltd., Class H(c)	11,122,500	14,405,417
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	4,551,495	3,553,990
Zhejiang China Commodities City Group Co. Ltd., Class A	2,943,420	3,272,837
Zhejiang Chint Electrics Co. Ltd., Class A	1,399,173	4,295,621

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhejiang Dahua Technology Co. Ltd., Class A	2,041,858	$5,521,832
Zhejiang Dingli Machinery Co. Ltd., Class A	447,216	3,042,158
Zhejiang Expressway Co. Ltd., Class H(c)	13,342,000	8,448,583
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,069,062	2,342,556
Zhejiang Huayou Cobalt Co. Ltd., Class A	987,191	4,433,842
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	822,494	4,967,745
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	666,800	2,560,223
Zhejiang Juhua Co. Ltd., Class A	1,906,000	4,237,935
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	4,303,100	22,090,345
Zhejiang NHU Co. Ltd., Class A	2,413,458	5,744,723
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,314,500	5,321,105
Zhejiang Supcon Technology Co. Ltd.	1,184,610	7,258,118
Zhejiang Supor Co. Ltd., Class A	437,340	3,197,391
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,521,173	3,766,030
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	6,068,500	3,940,281
Zheshang Securities Co. Ltd., Class A	3,755,500	5,516,342
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	6,446,800	16,266,373
Zhongji Innolight Co. Ltd., Class A	471,774	6,271,591
Zhongjin Gold Corp. Ltd., Class A	3,358,218	5,071,872
Zhongsheng Group Holdings Ltd.	6,458,000	15,432,307
Zhongtai Securities Co. Ltd.	5,184,000	5,214,741
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	10,525,500	3,100,951
Zhuzhou CRRC Times Electric Co. Ltd.	5,372,500	16,964,827
Zhuzhou Kibing Group Co. Ltd., Class A	1,177,200	1,293,147
Zijin Mining Group Co. Ltd., Class A	9,918,000	16,919,949
Zijin Mining Group Co. Ltd., Class H	51,158,000	81,015,088
Zonqing Environmental Ltd., NVS	56,000	179,228
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,967,900	6,288,322
ZTE Corp., Class A	1,873,839	6,721,397
ZTE Corp., Class H	7,211,240	15,720,094
ZTO Express Cayman Inc., ADR	3,926,287	87,634,726
		18,171,498,324
Colombia — 0.1%
Bancolombia SA	2,230,141	17,615,218
Interconexion Electrica SA ESP	4,288,632	16,189,763
		33,804,981
Czech Republic — 0.1%
CEZ AS	1,490,653	65,942,888
Komercni Banka AS	713,686	22,114,129
Moneta Money Bank AS(b)	3,616,095	14,138,551
		102,195,568
Egypt — 0.1%
Commercial International Bank Egypt SAE	22,032,406	34,155,233
Eastern Co. SAE	9,912,413	5,155,199
E-Finance for Digital & Financial Investments, NVS	5,507,837	1,959,797
Egyptian Financial Group-Hermes Holding Co.(a)	15,569,131	5,771,150
EISewedy Electric Co.	8,670,920	4,735,877
Ezz Steel Co. SAE(a)	639,021	974,818
Fawry for Banking & Payment Technology Services SAE(a)	19,640,703	2,099,095
Talaat Moustafa Group	9,739,310	4,351,355
Telecom Egypt Co.	4,706,598	3,397,717
		62,600,241
Security	Shares	Value

Greece — 0.5%
Alpha Services and Holdings SA(a)	20,794,368	$35,379,726
Athens Water Supply & Sewage Co. SA	444,043	2,803,378
Autohellas Tourist and Trading SA	43,676	579,054
Eurobank Ergasias Services and Holdings SA, Class A(a)	24,230,613	44,666,096
FF Group(a)(d)	343,633	4
GEK Terna Holding Real Estate Construction SA	696,049	10,031,282
Hellenic Telecommunications Organization SA	1,648,680	24,203,161
Holding Co. ADMIE IPTO SA	1,946,341	4,452,315
JUMBO SA	1,069,522	27,986,773
LAMDA Development SA(a)	829,044	5,955,938
Motor Oil Hellas Corinth Refineries SA	605,145	16,335,776
Mytilineos SA	975,703	39,019,836
National Bank of Greece SA(a)	7,081,587	48,536,823
OPAP SA	1,738,560	27,801,934
Piraeus Financial Holdings SA(a)	6,514,650	23,212,901
Public Power Corp. SA(a)	1,847,330	21,745,670
Sarantis SA	254,153	2,166,136
Terna Energy SA	500,759	8,538,104
Titan Cement International SA(c)	516,521	11,098,487
		354,513,394
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	5,526,000	9,337,928
MOL Hungarian Oil & Gas PLC	3,816,433	30,387,158
OTP Bank Nyrt	2,165,296	90,097,751
Richter Gedeon Nyrt	1,231,200	31,031,225
		160,854,062
India — 17.4%
360 ONE WAM Ltd.	1,558,358	10,693,492
3M India Ltd.	32,261	12,007,020
Aarti Industries Ltd.	1,846,229	12,286,246
Aarti Pharmalabs Ltd., NVS(a)	516,775	2,550,916
Aavas Financiers Ltd.(a)	384,144	6,636,111
ABB India Ltd.	540,699	28,679,832
Action Construction Equipment Ltd.	148,976	1,497,464
Adani Enterprises Ltd.	1,562,789	44,278,859
Adani Green Energy Ltd.(a)	2,880,436	35,534,948
Adani Ports & Special Economic Zone Ltd.	4,864,506	48,222,659
Adani Power Ltd.(a)	7,027,061	36,359,761
Aditya Birla Fashion and Retail Ltd.(a)	3,749,646	10,422,826
Aegis Logistics Ltd.	1,797,353	8,024,502
Affle India Ltd.(a)	716,714	9,601,925
AGI Greenpac Ltd.	138,575	1,589,993
AIA Engineering Ltd.	435,990	18,801,203
Ajanta Pharma Ltd.	496,748	11,771,249
Alembic Pharmaceuticals Ltd.	601,738	5,383,146
Alkyl Amines Chemicals	194,671	5,045,953
Alok Industries Ltd.(a)	13,411,438	3,167,789
Amara Raja Batteries Ltd.	1,261,739	10,746,369
Amber Enterprises India Ltd.(a)	211,451	7,732,976
Ambuja Cements Ltd.	5,632,880	29,709,068
Anand Rathi Wealth Ltd.	39,737	1,236,752
Angel One Ltd.	371,390	13,665,340
Apar Industries Ltd.	117,493	7,870,115
APL Apollo Tubes Ltd.	1,674,728	33,941,336
Apollo Hospitals Enterprise Ltd.	949,989	63,021,868
Apollo Tyres Ltd.	3,571,411	18,324,649
Archean Chemical Industries Ltd., NVS	204,954	1,437,489
Arvind Ltd.	719,172	1,949,413
Ashok Leyland Ltd.	14,642,625	32,169,019
Ashoka Buildcon Ltd.(a)	85,546	144,023

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Asian Paints Ltd.	3,519,335	$131,666,988
Astra Microwave Products Ltd.	224,791	1,554,517
Astral Ltd.	1,212,353	28,378,839
AstraZeneca Pharma India Ltd.	80,182	4,582,254
Atul Ltd.	125,367	9,927,922
AU Small Finance Bank Ltd.(b)	1,691,067	15,066,854
Aurobindo Pharma Ltd.	2,365,839	29,531,440
Avanti Feeds Ltd.	861,238	4,044,283
Avenue Supermarts Ltd.(a)(b)	1,526,915	72,347,180
Axis Bank Ltd.	20,851,754	269,216,836
Bajaj Auto Ltd.	655,051	47,930,802
Bajaj Electricals Ltd.	532,503	6,369,129
Bajaj Finance Ltd.	2,482,559	212,223,899
Bajaj Finserv Ltd.	3,543,648	71,249,727
Bajaj Holdings & Investment Ltd.	275,968	24,353,738
Bajel Projects Ltd., NVS	532,503	540,525
Balaji Amines Ltd.	123,854	2,999,475
Balkrishna Industries Ltd.	838,427	25,936,400
Balrampur Chini Mills Ltd.	1,762,761	9,997,750
Bandhan Bank Ltd.(b)	6,601,905	17,924,299
Bank of Baroda	10,122,621	23,961,833
BASF India Ltd.	131,577	4,633,362
Bata India Ltd.	539,975	10,479,883
Bayer CropScience Ltd.	155,980	10,050,803
BEML Ltd., (Acquired 02/10/22, Cost: $6,216,039)(e)	208,870	6,187,130
Berger Paints India Ltd.	2,849,073	19,623,863
Bharat Dynamics Ltd.	611,213	8,534,416
Bharat Electronics Ltd.	35,523,798	62,261,069
Bharat Forge Ltd.	2,479,297	33,338,715
Bharat Petroleum Corp. Ltd.	7,153,047	37,438,867
Bharti Airtel Ltd.	20,564,019	250,609,654
Biocon Ltd.	3,911,680	11,192,368
Birla Corp. Ltd.	332,925	5,413,722
Birlasoft Ltd.	1,920,201	14,541,476
BLS International Services Ltd.	465,020	1,477,413
Blue Dart Express Ltd.	75,064	6,390,684
Blue Star Ltd.	1,092,075	13,123,319
Borosil Renewables Ltd.(a)	723,375	3,830,442
Brigade Enterprises Ltd.	1,250,182	12,257,647
Brightcom Group Ltd.(a)	15,788,948	3,218,612
Britannia Industries Ltd.	1,019,205	59,258,927
BSE Ltd.	637,063	18,929,529
Can Fin Homes Ltd.	1,036,192	9,718,093
Carborundum Universal Ltd.	999,471	14,284,699
Ceat Ltd.	277,530	6,994,779
Central Depository Services India Ltd.	574,911	13,072,809
Century Plyboards India Ltd.	561,348	4,347,207
Century Textiles & Industries Ltd.	752,698	11,418,270
CESC Ltd.	9,534,387	11,121,754
CG Power and Industrial Solutions Ltd.	5,934,018	31,998,446
Chambal Fertilisers and Chemicals Ltd.	2,395,025	9,143,849
Chennai Petroleum Corp. Ltd.	344,120	2,745,945
Cholamandalam Financial Holdings Ltd.	1,049,755	12,372,428
Cholamandalam Investment and Finance Co. Ltd.	4,012,468	53,859,414
CIE Automotive India Ltd.	1,441,705	8,270,666
Cipla Ltd.	4,735,896	68,873,752
City Union Bank Ltd.	4,762,519	8,371,216
Clean Science and Technology	293,352	4,802,951
Coal India Ltd.	14,474,821	59,502,698
Cochin Shipyard Ltd.(b)	490,106	7,079,780
Security	Shares	Value

India (continued)
Coforge Ltd.	528,586	$36,597,598
Colgate-Palmolive India Ltd.	1,189,836	31,381,448
Computer Age Management Services Ltd.	339,137	11,407,737
Concord Biotech Ltd., NVS	100,478	1,610,720
Container Corp. of India Ltd.	2,588,880	24,128,296
Coromandel International Ltd.	916,876	12,795,206
CreditAccess Grameen Ltd.(a)	513,979	10,461,859
CRISIL Ltd.	180,903	9,283,343
Crompton Greaves Consumer Electricals Ltd.	5,400,000	18,466,808
Cummins India Ltd.	1,353,387	30,997,454
Cyient Ltd.	898,751	20,891,552
Dabur India Ltd.	5,938,152	38,297,247
Data Patterns India Ltd.(a)	215,628	5,205,019
Deepak Fertilisers & Petrochemicals Corp. Ltd.	827,254	6,227,461
Deepak Nitrite Ltd.	668,959	17,642,176
Delhivery Ltd.(a)	2,678,788	12,602,920
Devyani International Ltd.(a)	3,735,969	7,865,979
Digidrive Distributors Ltd., NVS	138,394	127,783
Divi’s Laboratories Ltd.	1,108,368	50,373,863
Dixon Technologies India Ltd.	287,264	18,972,122
DLF Ltd.	6,063,684	45,560,868
Dodla Dairy Ltd., NVS	73,505	717,477
Dr Lal PathLabs Ltd.(b)	326,913	10,584,683
Dr. Reddy’s Laboratories Ltd.	1,000,285	69,499,326
Easy Trip Planners Ltd., NVS(a)	6,428,026	2,955,345
eClerx Services Ltd.	65,626	2,106,564
Edelweiss Financial Services Ltd.	5,748,798	5,206,409
Eicher Motors Ltd.	1,281,557	59,962,251
EID Parry India Ltd.	1,024,372	6,574,542
EIH Ltd.	2,459,383	7,024,926
Elecon Engineering Co. Ltd.	189,644	2,144,229
Electronics Mart India Ltd., NVS	384,315	1,037,820
Electrosteel Castings Ltd.	2,590,335	3,655,939
Elgi Equipments Ltd.	1,791,873	11,420,116
Emami Ltd.	1,960,081	11,896,515
Embassy Office Parks REIT	5,249,451	20,279,885
Endurance Technologies Ltd.(b)	391,832	7,912,170
Engineers India Ltd.	4,615,083	8,171,262
Equitas Small Finance Bank Ltd.(b)	6,325,220	7,122,351
Exide Industries Ltd.	5,001,034	17,085,733
Federal Bank Ltd.	16,886,002	29,865,526
Fine Organic Industries Ltd.	102,624	5,208,847
Finolex Cables Ltd.	879,716	10,203,950
Finolex Industries Ltd.	3,208,921	7,955,870
Firstsource Solutions Ltd.	4,722,556	10,070,082
Five-Star Business Finance Ltd., NVS	723,770	6,521,258
Fortis Healthcare Ltd.	4,642,421	21,492,327
Gabriel India Ltd.	246,983	1,253,814
GAIL India Ltd.	22,988,365	36,387,984
Garden Reach Shipbuilders & Engineers Ltd.	188,376	1,913,492
GHCL Ltd.	852,202	5,642,335
Gland Pharma Ltd.(a)(b)	357,102	7,608,785
GlaxoSmithKline Pharmaceuticals Ltd.	382,569	7,596,986
Glenmark Pharmaceuticals Ltd.	1,550,090	14,505,665
Global Health Ltd., NVS(a)	183,543	2,107,051
GMM Pfaudler Ltd.	396,716	7,110,036
GMR Airports Infrastructure Ltd.(a)	22,998,290	16,515,777
Godawari Power and Ispat Ltd.	214,656	1,767,956
Godrej Consumer Products Ltd.	3,778,929	45,691,857
Godrej Industries Ltd.(a)	1,028,439	8,003,217
Godrej Properties Ltd.(a)	1,177,232	26,516,557
Gokaldas Exports Ltd.	300,859	3,536,982

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Granules India Ltd.	1,993,959	$9,549,937
Graphite India Ltd.	1,036,434	6,259,169
Grasim Industries Ltd.	2,617,339	63,058,812
Great Eastern Shipping Co. Ltd. (The)	1,142,004	12,000,318
Grindwell Norton Ltd.	432,277	10,860,033
Gujarat Fluorochemicals Ltd.	292,502	10,000,935
Gujarat Gas Ltd.	1,725,605	8,964,456
Gujarat Mineral Development Corp. Ltd.	686,511	3,388,359
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,055,299	8,700,402
Gujarat Pipavav Port Ltd.	4,375,877	7,397,214
Gujarat State Fertilizers & Chemicals Ltd.	2,842,441	6,589,941
Gujarat State Petronet Ltd.	2,576,828	8,926,238
Happiest Minds Technologies Ltd.	936,084	9,411,347
Havells India Ltd.	2,468,232	38,595,478
HBL Power Systems Ltd.	581,428	2,508,903
HCL Technologies Ltd.	8,652,779	139,427,282
HDFC Asset Management Co. Ltd.(b)	695,997	24,781,847
HDFC Bank Ltd.	25,406,363	476,303,133
HDFC Life Insurance Co. Ltd.(b)	9,011,410	74,796,642
Hero MotoCorp Ltd.	1,051,032	48,192,065
HFCL Ltd.	9,929,497	7,952,388
Himadri Speciality Chemical Ltd.	1,122,376	3,683,661
Hindalco Industries Ltd.	11,725,294	72,715,887
Hindustan Aeronautics Ltd., NVS	1,807,480	51,662,062
Hindustan Construction Co. Ltd.(a)	4,642,020	1,667,133
Hindustan Copper Ltd.	1,112,936	2,309,449
Hindustan Petroleum Corp. Ltd.(a)	5,481,798	22,875,926
Hindustan Unilever Ltd.	7,526,731	229,827,817
Hitachi Energy India Ltd.	128,103	7,182,957
ICICI Bank Ltd.	47,194,826	527,058,944
ICICI Lombard General Insurance Co. Ltd.(b)	2,227,361	39,578,091
ICICI Prudential Life Insurance Co. Ltd.(b)	3,291,728	22,219,694
ICICI Securities Ltd.(b)	853,788	6,966,470
IDFC First Bank Ltd.(a)	31,940,900	32,703,106
IDFC Ltd.	12,345,201	17,556,324
IFCI Ltd.(a)	3,576,343	1,089,280
IIFL Finance Ltd.	1,448,629	10,592,582
India Cements Ltd. (The)(a)	2,422,055	7,312,797
Indiabulls Housing Finance Ltd.	3,309,560	8,116,542
Indiabulls Real Estate Ltd.(a)	5,339,391	5,318,128
IndiaMART Intermesh Ltd.(b)	306,569	9,586,476
Indian Bank	294,646	1,403,820
Indian Energy Exchange Ltd.(b)	5,027,289	8,686,995
Indian Hotels Co. Ltd. (The), Class A	7,937,276	40,176,347
Indian Oil Corp. Ltd.	26,642,552	35,768,398
Indian Railway Catering & Tourism Corp. Ltd.	2,453,299	20,783,031
Indraprastha Gas Ltd.	2,923,560	13,659,948
IndusInd Bank Ltd.	2,602,057	45,745,344
Info Edge India Ltd.	696,310	38,570,460
Infosys Ltd.	30,038,975	525,052,962
Inox Wind Ltd.(a)	619,744	2,084,547
Intellect Design Arena Ltd.	985,644	8,702,092
InterGlobe Aviation Ltd.(a)(b)	1,250,029	40,587,599
Ipca Laboratories Ltd.	1,242,396	16,878,634
IRB Infrastructure Developers Ltd., NVS	17,300,826	7,721,032
IRCON International Ltd.(b)	2,144,933	4,259,323
ITC Ltd.	27,453,365	143,515,313
Jai Balaji Industries Ltd., NVS	172,195	1,222,697
Jai Corp. Ltd.	318,843	1,229,396
Jain Irrigation Systems Ltd.(a)	1,795,286	1,554,309
Jaiprakash Power Ventures Ltd.(a)	24,541,593	3,855,143
Security	Shares	Value

India (continued)
Jammu & Kashmir Bank Ltd. (The)	1,496,400	$1,964,845
Jindal Saw Ltd.	719,239	4,007,427
Jindal Stainless Ltd.	40,399	243,119
Jindal Steel & Power Ltd.	3,467,933	27,992,827
Jio Financial Services Ltd., NVS(a)	27,870,879	76,667,372
JK Cement Ltd.	328,053	14,337,783
JK Lakshmi Cement Ltd.	223,103	2,184,379
JK Paper Ltd.	1,216,634	5,355,035
JK Tyre & Industries Ltd.	571,187	2,422,590
JM Financial Ltd.	5,126,438	5,166,763
JSW Steel Ltd.	6,145,747	59,152,970
Jubilant Foodworks Ltd.	3,881,865	26,144,838
Jubilant Ingrevia Ltd.	894,060	4,622,625
Jubilant Pharmova Ltd., Class A	734,222	3,784,571
Jupiter Wagons Ltd., NVS	573,022	2,390,176
Just Dial Ltd.(a)	376,849	3,254,757
Jyothy Labs Ltd.	1,945,478	10,145,575
Kajaria Ceramics Ltd.	886,495	14,223,252
Kalpataru Projects International Ltd.	185,977	1,479,119
Kalyan Jewellers India Ltd.	2,316,012	9,044,832
Kansai Nerolac Paints Ltd.	2,259,094	8,672,615
Karnataka Bank Ltd. (The)	918,740	2,411,598
Karur Vysya Bank Ltd. (The)	5,278,703	9,794,171
Kaveri Seed Co. Ltd.	392,255	2,847,280
Kaynes Technology India Ltd., NVS	82,414	2,437,621
KEC International Ltd.	1,353,146	9,403,332
KEI Industries Ltd.	555,403	19,199,717
Kirloskar Oil Engines Ltd.	301,031	2,157,370
Kotak Mahindra Bank Ltd.	9,970,093	210,185,179
KPIT Technologies Ltd.	1,645,814	29,646,423
KPR Mill Ltd.	1,051,490	10,896,472
Krishna Institute Of Medical Sciences Ltd.(a)(b)	345,686	8,119,826
L&T Finance Holdings Ltd.	8,091,927	14,397,912
Lakshmi Machine Works Ltd.	58,432	9,245,255
Larsen & Toubro Infotech Ltd.(b)	822,996	54,746,954
Larsen & Toubro Ltd.	6,253,805	233,458,340
Laurus Labs Ltd.(b)	3,217,178	14,692,495
Lemon Tree Hotels Ltd.(a)(b)	6,125,889	8,410,187
LIC Housing Finance Ltd.	2,902,302	17,117,638
Lloyds Engineering Works Ltd., NVS	1,663,739	950,637
LT Foods Ltd.	501,103	1,306,631
Lupin Ltd.	1,836,992	28,222,126
Macrotech Developers Ltd.	2,181,962	23,069,305
Mahanagar Gas Ltd.	857,793	10,719,121
Maharashtra Seamless Ltd.	95,346	1,112,110
Mahindra & Mahindra Financial Services Ltd.	5,166,392	17,025,714
Mahindra & Mahindra Ltd.	8,565,981	169,443,689
Mahindra Lifespace Developers Ltd.	909,568	5,770,067
Man Infraconstruction Ltd.	571,782	1,349,685
Manappuram Finance Ltd.	5,727,326	11,308,669
Marico Ltd.	5,164,124	33,373,294
Marksans Pharma Ltd.	983,212	1,961,266
Maruti Suzuki India Ltd.	1,251,425	159,330,853
Mastek Ltd.	218,138	6,221,825
Max Financial Services Ltd.(a)	2,241,388	27,410,004
Max Healthcare Institute Ltd.	7,391,683	56,317,477
Medplus Health Services Ltd.(a)	465,019	4,445,335
Metropolis Healthcare Ltd.(b)	321,838	6,574,808
Mindspace Business Parks REIT(b)	1,863,046	7,153,003
MOIL Ltd.	79,214	281,449
Motherson Sumi Wiring India Ltd.	21,490,334	15,902,720
Motilal Oswal Financial Services Ltd.	444,911	6,420,377

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Mphasis Ltd.	747,971	$21,164,825
MRF Ltd.	19,122	25,625,538
Mrs Bectors Food Specialities Ltd.	96,246	1,408,194
MTAR Technologies Ltd.(a)	286,771	7,720,308
Multi Commodity Exchange of India Ltd.	224,717	8,628,269
Muthoot Finance Ltd.	1,183,294	21,060,322
Narayana Hrudayalaya Ltd.	865,592	12,707,982
Natco Pharma Ltd.	1,006,703	9,572,942
National Aluminium Co. Ltd.	11,713,447	12,957,723
Navin Fluorine International Ltd.	328,013	14,563,798
NBCC India Ltd.	3,665,766	3,345,152
NCC Ltd.	4,974,976	9,938,824
Nestle India Ltd.	317,976	92,398,048
Neuland Laboratories Ltd.	27,121	1,777,941
Newgen Software Technologies Ltd.	70,566	1,231,740
Nexus Select Trust, NVS	2,325,473	3,665,544
NIIT Learning Systems Ltd., NVS	823,479	3,883,182
Nippon Life India Asset Management Ltd.(b)	1,764,437	8,850,964
NLC India Ltd.	611,012	1,248,126
Nmdc Steel Limited, NVS(a)	3,491,579	1,856,872
NTPC Ltd.	40,207,330	126,099,174
Nuvama Wealth Management Ltd., NVS	65,722	2,476,739
Nuvoco Vistas Corp. Ltd.(a)	1,186,139	5,195,567
Oil & Natural Gas Corp. Ltd.	28,743,747	67,169,006
Olectra Greentech Ltd.	400,200	5,739,593
One 97 Communications Ltd., NVS(a)	1,831,585	19,236,378
Orient Cement Ltd.	651,682	2,032,166
Orient Electric Ltd.	1,336,251	3,471,795
Orissa Minerals Development Co. Ltd. (The)(a)	589	51,423
Page Industries Ltd.	55,806	24,955,142
PB Fintech Ltd.(a)	2,086,458	20,874,473
PCBL Ltd.	843,066	2,748,257
Persistent Systems Ltd.	474,455	36,460,107
Petronet LNG Ltd.	6,988,757	17,025,786
PG Electroplast Ltd.(a)	16,535	472,780
Phoenix Mills Ltd. (The)	902,281	25,653,641
PI Industries Ltd.	773,131	34,959,451
Pidilite Industries Ltd.	1,516,400	46,403,065
Piramal Enterprises Ltd.	1,029,623	11,446,937
Piramal Pharma Ltd., NVS(a)	5,558,417	8,445,461
PNB Housing Finance Ltd.(a)(b)	1,135,317	10,545,483
Polycab India Ltd.	342,016	21,604,810
Polyplex Corporation Ltd.	188,912	2,399,611
Poonawalla Fincorp Ltd.	2,374,235	11,668,447
Power Finance Corp. Ltd.	13,181,783	52,984,584
Power Grid Corp. of India Ltd.	42,450,829	106,468,756
Praj Industries Ltd.	1,683,614	13,038,304
Prestige Estates Projects Ltd.	1,634,722	19,690,676
Pricol Ltd.(a)	45,128	186,776
Procter & Gamble Health Ltd.	71,357	4,388,656
PTC India Ltd.	1,008,882	1,983,436
PVR Inox Ltd.(a)	704,636	14,521,333
Quess Corp. Ltd.(b)	886,798	5,310,127
Radico Khaitan Ltd.	811,380	14,663,674
Rail Vikas Nigam Ltd.	3,892,918	7,690,788
Railtel Corp. of India Ltd.	869,559	3,029,087
Rain Industries Ltd.	2,580,221	4,485,740
Rainbow Children’s Medicare Ltd.	139,365	1,793,665
Rajesh Exports Ltd.(a)	728,745	3,089,199
Rallis India Ltd.	1,394,312	3,896,730
Ramco Cements Ltd. (The)	1,160,227	13,840,644
Ramkrishna Forgings Ltd.	380,764	3,654,741
Security	Shares	Value

India (continued)
RattanIndia Enterprises Ltd.(a)	1,627,746	$1,511,731
Raymond Ltd.	434,693	7,817,244
RBL Bank Ltd.(b)	4,732,427	13,325,498
REC Ltd.	11,655,355	48,752,733
Redington Ltd.	5,570,382	10,751,274
Relaxo Footwears Ltd.	725,296	7,917,589
Reliance Industries Ltd.	27,586,932	787,387,023
Reliance Infrastructure Ltd.(a)	774,110	1,761,371
Reliance Power Ltd.(a)	30,064,504	7,638,034
Religare Enterprises Ltd.(a)	508,478	1,373,420
Rhi Magnesita India Ltd.	190,146	1,745,416
Route Mobile Ltd.	460,007	8,556,204
Safari Industries India Ltd.	23,162	1,229,803
Samvardhana Motherson International Ltd.	21,694,640	23,999,627
Sanofi India Ltd.	99,845	9,647,986
Sarda Energy & Minerals Ltd., NVS	933,254	2,681,670
Saregama India Ltd.	752,289	3,359,288
SBI Cards & Payment Services Ltd.	2,415,573	21,429,781
SBI Life Insurance Co. Ltd.(b)	4,347,912	74,946,122
Sheela Foam Ltd.(a)	344,133	4,745,575
Shree Cement Ltd.	93,218	29,919,967
Shree Renuka Sugars Ltd.(a)	8,456,243	5,078,782
Shriram Transport Finance Co. Ltd.	2,576,704	62,074,500
Shyam Metalics & Energy Ltd.	54,654	307,960
Siemens Ltd.	821,502	36,069,860
SJVN Ltd.	3,333,566	3,395,775
SKF India Ltd.	145,834	8,044,205
Sobha Ltd.	134,014	1,457,953
Solar Industries India Ltd.	19,241	1,452,459
Sona Blw Precision Forgings Ltd.(b)	3,698,907	24,770,604
Sonata Software Ltd.	887,340	14,489,808
South Indian Bank Ltd. (The)	6,572,134	1,950,510
Spandana Sphoorty Financial Ltd.(a)	303,111	3,757,664
SRF Ltd.	1,418,675	40,321,340
Star Health & Allied Insurance Co. Ltd.(a)	588,226	4,076,980
State Bank of India	16,545,867	112,270,843
Sterlite Technologies Ltd.	2,093,560	3,674,791
Strides Pharma Science Ltd.	851,910	4,971,380
Sumitomo Chemical India Ltd.	1,211,982	5,920,261
Sun Pharma Advanced Research Co. Ltd.(a)	1,547,235	5,097,649
Sun Pharmaceutical Industries Ltd.	8,757,378	128,928,082
Sun TV Network Ltd.	1,020,266	8,255,505
Sundram Fasteners Ltd.	850,353	12,624,128
Sunteck Realty Ltd.	664,576	3,974,564
Supreme Industries Ltd.	625,494	33,279,602
Surya Roshni Ltd., NVS	342,684	2,052,971
Suven Pharmaceuticals Ltd.(a)	1,518,368	12,011,300
Suzlon Energy Ltd.(a)	78,730,413	38,564,880
Symphony Ltd.	227,100	2,350,503
Syngene International Ltd.(b)	1,335,422	12,040,731
Syrma SGS Technology Ltd.	240,858	1,633,567
Tanla Platforms Ltd.	717,285	7,903,828
Tata Chemicals Ltd.	1,337,141	15,579,851
Tata Communications Ltd.	826,890	16,911,366
Tata Consultancy Services Ltd.	8,262,199	346,194,472
Tata Consumer Products Ltd.	5,267,578	59,480,425
Tata Elxsi Ltd.	329,641	32,670,230
Tata Investment Corp. Ltd.	77,119	3,918,614
Tata Motors Ltd.	15,646,554	132,729,063
Tata Motors Ltd., Class A	4,141,898	23,730,782
Tata Power Co. Ltd. (The)	13,913,066	44,722,450
Tata Steel Ltd.	68,902,045	105,885,698

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Teleservices Maharashtra Ltd.(a)	5,031,325	$5,754,609
TeamLease Services Ltd.(a)	121,289	3,675,187
Tech Mahindra Ltd.	4,957,310	72,673,845
Tejas Networks Ltd.(a)(b)	924,064	8,849,566
Texmaco Rail & Engineering Ltd.	978,984	1,674,611
Thermax Ltd.	88,179	2,682,223
Tilaknagar Industries Ltd.	477,312	1,520,473
Timken India Ltd.	227,883	8,043,919
Titagarh Rail System Ltd.	575,458	6,716,935
Titan Co. Ltd.	3,320,334	139,112,988
Torrent Pharmaceuticals Ltd.	930,954	23,699,383
Torrent Power Ltd.	1,622,920	18,772,456
Trent Ltd.	1,780,119	59,559,167
Trident Ltd.	15,550,211	6,769,699
Triveni Turbine Ltd.(a)	329,647	1,703,106
TTK Prestige Ltd.	635,743	5,887,023
Tube Investments of India Ltd.	1,012,869	40,961,570
TV18 Broadcast Ltd.(a)	6,466,806	3,344,244
TVS Motor Co. Ltd.	2,275,708	50,966,655
Ujjivan Financial Services Ltd.	41,905	276,976
Ujjivan Small Finance Bank Ltd.(b)	3,306,288	2,253,916
UltraTech Cement Ltd.	1,057,290	114,276,093
United Spirits Ltd.	2,901,735	36,539,554
UNO Minda Ltd.	1,545,342	12,488,461
UPL Ltd.	4,341,942	29,738,841
Usha Martin Ltd.	553,004	2,216,492
UTI Asset Management Co. Ltd.	500,731	4,949,256
Vardhman Textiles Ltd.	1,332,524	6,484,331
Varun Beverages Ltd.	4,550,120	60,407,664
Vedanta Ltd.	7,901,380	22,153,125
V-Guard Industries Ltd.	2,184,275	7,900,896
Vinati Organics Ltd.	338,743	6,948,245
VIP Industries Ltd.	812,077	5,913,956
V-Mart Retail Ltd.(a)	124,072	2,593,582
Voltamp Transformers Ltd.	16,711	1,102,698
Voltas Ltd.	1,929,138	19,173,136
Welspun Corp. Ltd.	1,411,922	8,990,719
Welspun India Ltd.	3,362,371	6,317,249
Westlife Development Ltd.	703,739	7,593,187
Whirlpool of India Ltd.	386,083	7,274,321
Wipro Ltd.	11,801,198	58,443,316
Wockhardt Ltd.(a)	341,035	1,412,089
Wonderla Holidays Ltd.	47,976	566,004
Yes Bank Ltd.(a)	118,680,749	27,557,724
Zee Entertainment Enterprises Ltd.(a)	7,894,479	24,000,424
Zen Technologies Ltd.	102,680	951,031
Zensar Technologies Ltd.	1,369,661	8,861,115
Zomato Ltd.(a)	45,616,473	64,984,586
		12,491,370,474
Indonesia — 1.9%
Ace Hardware Indonesia Tbk PT	72,952,500	3,551,823
Adaro Energy Indonesia Tbk PT	132,332,600	22,373,281
AKR Corporindo Tbk PT	110,994,900	10,266,951
Amman Mineral Internasional PT(a)	48,135,028	22,356,834
Aneka Tambang Tbk.	76,653,543	8,605,828
Astra Agro Lestari Tbk PT	6,272,400	3,076,802
Astra International Tbk PT	183,364,800	63,891,241
Astrindo Nusantara Infrastructure Tbk PT(a)	460,709,900	3,356,558
Bank Aladin Syariah Tbk PT(a)	52,115,700	3,628,946
Bank BTPN Syariah Tbk PT	27,791,700	2,964,829
Bank Central Asia Tbk PT	501,585,200	290,309,158
Bank Jago Tbk PT(a)	21,310,300	4,396,709
Security	Shares	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT	344,682,700	$129,969,776
Bank Negara Indonesia Persero Tbk PT	133,539,500	45,435,191
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	24,137,519	1,743,006
Bank Rakyat Indonesia Persero Tbk PT	622,240,195	211,763,413
Bank Tabungan Negara Persero Tbk PT	53,714,576	4,485,774
Barito Pacific Tbk PT	264,242,115	17,800,413
Berkah Beton Sadaya Tbk PT(a)	179,871,000	579,855
BFI Finance Indonesia Tbk PT	79,983,400	5,956,211
Bukalapak.com PT Tbk(a)	566,655,300	7,605,143
Bukit Asam Tbk PT	41,051,900	6,405,261
Bumi Resources Minerals Tbk PT(a)	561,166,900	7,308,557
Bumi Serpong Damai Tbk PT(a)	94,786,600	6,481,739
Charoen Pokphand Indonesia Tbk PT	70,774,800	23,728,495
Ciputra Development Tbk PT	100,907,727	7,351,756
GoTo Gojek Tokopedia Tbk PT(a)	7,483,375,200	46,865,743
Hanson International Tbk PT(a)(d)	783,666,700	—
Harum Energy Tbk PT	29,947,400	2,674,650
Indah Kiat Pulp & Paper Tbk PT	25,448,500	14,400,063
Indika Energy Tbk PT	16,450,900	1,564,480
Indo Tambangraya Megah Tbk PT	3,936,400	6,233,783
Indocement Tunggal Prakarsa Tbk PT	14,687,100	9,662,093
Indofood CBP Sukses Makmur Tbk PT	21,107,200	15,718,128
Indofood Sukses Makmur Tbk PT	38,744,000	16,056,672
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	45,554,600	1,468,556
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	56,607,900	4,289,168
Jasa Marga Persero Tbk PT	23,372,980	7,007,373
Kalbe Farma Tbk PT	192,929,900	20,111,972
Medco Energi Internasional Tbk PT	76,245,580	5,659,142
Media Nusantara Citra Tbk PT	66,884,400	1,699,062
Medikaloka Hermina Tbk PT	43,404,000	4,113,725
Merdeka Copper Gold Tbk PT(a)	107,169,585	17,496,423
Metro Healthcare Indonesia TBK PT(a)	259,438,100	3,094,523
Mitra Adiperkasa Tbk PT	99,733,400	11,223,347
Pabrik Kertas Tjiwi Kimia Tbk PT	15,236,900	7,097,782
Pakuwon Jati Tbk PT	204,617,900	5,436,000
Panin Financial Tbk PT(a)	184,732,800	3,141,662
Perusahaan Gas Negara Tbk PT	96,772,300	6,961,904
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	38,513,200	2,284,471
Petrindo Jaya Kreasi Tbk PT, NVS	6,714,500	3,820,468
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
PP Persero Tbk PT(a)	539,802	19,316
Sarana Menara Nusantara Tbk PT	209,305,600	13,491,912
Semen Indonesia Persero Tbk PT	30,657,409	12,850,459
Smartfren Telecom Tbk PT(a)	974,085,800	3,202,990
Sugih Energy Tbk PT(a)(d)	27,492,211	—
Sumber Alfaria Trijaya Tbk PT	154,440,600	28,577,983
Summarecon Agung Tbk PT	133,254,341	5,284,102
Surya Citra Media Tbk PT	260,426,700	2,637,361
Surya Esa Perkasa Tbk PT	78,730,700	2,817,249
Telkom Indonesia Persero Tbk PT	439,152,900	106,782,609
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT	11,091,400	5,700,476
Unilever Indonesia Tbk PT	64,969,400	15,292,699
United Tractors Tbk PT	14,385,300	20,317,416
Waskita Karya Persero Tbk PT(a)(d)	135,029,644	1,494,816
Wijaya Karya Persero Tbk PT(a)	1,154,423	28,135
XL Axiata Tbk PT	42,989,500	5,874,953
		1,357,847,216

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	3,035,664	$340

Kuwait — 0.8%
Agility Public Warehousing Co. KSC(a)	14,040,838	24,560,855
Al Ahli Bank of Kuwait KSCP	10,828,068	7,360,247
Arabi Group Holding KSC(a)	1,152,430	2,163,487
Boubyan Bank KSCP	13,831,663	26,115,899
Boubyan Petrochemicals Co. KSCP	4,327,071	9,086,485
Gulf Bank KSCP	16,536,821	13,548,096
Gulf Cable & Electrical Industries Co. KSCP	1,031,787	4,324,856
Humansoft Holding Co. KSC	868,963	8,468,838
Jazeera Airways Co. KSCP	1,047,373	4,335,945
Kuwait Finance House KSCP	75,593,430	171,099,288
Kuwait International Bank KSCP	19,537,499	9,239,697
Kuwait Projects Co. Holding KSCP(a)	21,220,455	7,770,004
Kuwait Real Estate Co. KSC	3,063,676	1,844,453
Mabanee Co. KPSC	6,348,874	17,242,983
Mobile Telecommunications Co. KSCP	18,848,135	29,847,893
National Bank of Kuwait SAKP	68,451,769	196,161,345
National Industries Group Holding SAK	20,923,852	12,603,006
National Investments Co. KSCP	4,096,247	2,956,245
National Real Estate Co. KPSC(a)	9,609,622	2,047,056
Salhia Real Estate Co. KSCP	4,842,610	6,896,742
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	6,409,414	3,693,208
Warba Bank KSCP	16,469,706	9,545,926
		570,912,554
Malaysia — 1.5%
AFFIN Bank Bhd(c)	3,136,600	1,380,199
Alliance Bank Malaysia Bhd	8,959,000	6,595,810
AMMB Holdings Bhd	15,408,800	13,099,716
Axiata Group Bhd	24,985,700	12,121,151
Bermaz Auto Bhd(c)	13,250,200	6,571,070
Boustead Plantations Bhd	4,169,500	1,387,000
British American Tobacco Malaysia Bhd(c)	1,573,600	3,161,046
Bursa Malaysia Bhd	6,106,100	8,858,734
Carlsberg Brewery Malaysia Bhd	1,878,300	7,715,562
CIMB Group Holdings Bhd	59,232,100	71,826,463
CTOS Digital Bhd(c)	14,731,600	4,586,970
D&O Green Technologies Bhd(c)	6,350,300	4,774,191
Dialog Group Bhd	31,851,296	15,114,385
DiGi.Com Bhd	31,911,700	29,723,528
DRB-Hicom Bhd	10,562,100	3,177,885
Fraser & Neave Holdings Bhd	1,512,800	9,142,708
Frontken Corp. Bhd(c)	13,091,400	8,946,055
Gamuda Bhd(c)	17,318,300	17,729,003
Gas Malaysia Bhd	1,193,500	783,799
Genting Bhd	18,137,700	18,226,697
Genting Malaysia Bhd	26,131,800	14,981,185
Greatech Technology Bhd(a)(c)	4,823,900	4,840,229
Hartalega Holdings Bhd(a)	15,162,400	7,807,017
Heineken Malaysia Bhd	1,438,700	6,836,102
Hibiscus Petroleum Bhd	6,678,440	3,601,140
Hong Leong Bank Bhd	5,899,300	24,053,452
IHH Healthcare Bhd	16,522,300	20,704,220
IJM Corp. Bhd	27,141,700	10,555,101
Inari Amertron Bhd	25,862,600	16,232,172
IOI Corp. Bhd	22,717,500	19,615,751
Kossan Rubber Industries Bhd	12,687,400	4,383,885
KPJ Healthcare Bhd(c)	34,709,500	9,987,032
Kuala Lumpur Kepong Bhd	3,976,100	18,683,467
Lotte Chemical Titan Holding Bhd(b)(c)	5,549,800	1,418,178
Security	Shares	Value

Malaysia (continued)
Magnum Bhd	11,627,186	$2,919,585
Malayan Banking Bhd	46,770,500	90,157,604
Malaysia Airports Holdings Bhd	7,207,100	11,114,722
Malaysia Building Society Bhd(c)	35,644,800	5,396,812
Malaysian Pacific Industries Bhd(c)	957,000	5,512,794
Malaysian Resources Corp. Bhd(c)	32,650,400	2,981,084
Maxis Bhd(c)	21,579,700	18,062,202
Mega First Corp. Bhd(c)	8,193,200	6,171,935
MISC Bhd	12,136,200	18,741,239
MR DIY Group M Bhd(b)	24,360,150	7,998,933
My EG Services Bhd	54,850,500	9,366,304
Nationgate Holdings Bhd, NVS	6,662,100	1,861,712
Nestle Malaysia Bhd(c)	564,400	15,189,561
Padini Holdings Bhd	4,020,000	3,235,326
Pentamaster Corp. Bhd	7,221,700	7,355,472
Petronas Chemicals Group Bhd	23,692,400	36,760,435
Petronas Dagangan Bhd	2,790,900	13,357,028
Petronas Gas Bhd	7,080,300	25,619,457
PPB Group Bhd	6,450,220	19,518,854
Press Metal Aluminium Holdings Bhd	32,953,200	33,963,451
Public Bank Bhd	129,754,600	118,938,366
QL Resources Bhd	11,603,143	13,970,090
RHB Bank Bhd	11,976,266	14,010,489
Sam Engineering & Equipment M Bhd	951,200	892,101
Scientex Bhd	8,883,800	6,978,154
Sime Darby Bhd	24,689,600	13,096,615
Sime Darby Plantation Bhd	18,571,200	17,948,755
Sime Darby Property Bhd(c)	38,478,400	5,288,449
SKP Resources Bhd	12,008,325	1,932,878
SP Setia Bhd Group(c)	21,500,400	3,440,701
Sports Toto Bhd	8,598,450	2,731,131
Sunway REIT(c)	24,703,100	8,111,545
Supermax Corp. Bhd	16,154,527	3,210,447
Telekom Malaysia Bhd	9,792,800	11,078,457
Tenaga Nasional Bhd	23,273,100	49,909,209
TIME dotCom Bhd	12,742,100	13,953,810
Top Glove Corp. Bhd(a)(c)	45,437,200	7,907,682
UEM Sunrise Bhd	7,653,500	1,166,216
UMW Holdings Bhd	6,308,000	6,633,587
UWC Bhd(a)(c)	4,785,700	3,784,357
ViTrox Corp. Bhd(c)	3,724,800	5,594,227
VS Industry Bhd(c)	33,563,450	6,445,890
Yinson Holdings Bhd	16,041,560	8,297,062
YTL Power International Bhd(c)	22,008,500	11,200,373
		1,080,426,004
Mexico — 2.5%
Alfa SAB de CV, Class A	25,075,700	18,292,260
Alsea SAB de CV(a)	5,065,095	17,689,994
America Movil SAB de CV	174,221,138	157,584,943
Arca Continental SAB de CV	4,366,379	44,585,158
Banco del Bajio SA(b)	7,390,097	23,435,907
Bolsa Mexicana de Valores SAB de CV	3,716,578	7,076,445
Cemex SAB de CV, NVS(a)	139,530,683	96,964,927
Coca-Cola Femsa SAB de CV	4,424,800	37,189,873
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	7,739,959	6,194,284
Corp Inmobiliaria Vesta SAB de CV	6,580,310	24,823,209
FIBRA Macquarie Mexico(b)(c)	10,159,400	17,746,852
Fibra Uno Administracion SA de CV	28,519,500	45,894,581
Fomento Economico Mexicano SAB de CV	17,682,762	224,876,556
GCC SAB de CV	1,711,957	16,763,251

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Genomma Lab Internacional SAB de CV, Class B	8,723,924	$7,072,162
Gentera SAB de CV	10,925,992	12,638,004
Gruma SAB de CV, Class B	1,793,440	33,236,749
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,645,573	24,020,892
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,481,606	53,032,426
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,780,275	42,032,264
Grupo Bimbo SAB de CV, Series A	12,538,002	63,265,711
Grupo Carso SAB de CV, Series A1	4,919,736	45,199,198
Grupo Financiero Banorte SAB de CV, Class O	23,572,378	219,199,975
Grupo Financiero Inbursa SAB de CV, Class O(a)	18,417,042	45,012,720
Grupo Mexico SAB de CV, Series B	28,216,620	129,333,283
Grupo Televisa SAB, CPO(c)	20,852,956	13,278,849
Industrias Penoles SAB de CV(a)(c)	1,686,685	24,739,212
Kimberly-Clark de Mexico SAB de CV, Class A	13,567,775	27,450,362
La Comer SAB de CV	5,548,196	11,860,812
Nemak SAB de CV(a)(b)	15,793,424	3,455,394
Operadora De Sites Mexicanos SAB de CV	12,688,295	15,947,576
Orbia Advance Corp. SAB de CV	9,016,383	19,254,262
PLA Administradora Industrial S. de RL de CV(c)	8,561,349	15,329,934
Prologis Property Mexico SA de CV	5,922,855	25,500,826
Promotora y Operadora de Infraestructura SAB de CV	1,810,160	17,813,429
Qualitas Controladora SAB de CV	1,766,578	16,135,529
Regional SAB de CV	2,166,947	18,644,590
Sitios Latinoamerica SAB de CV(a)(c)	12,969,219	5,316,570
Wal-Mart de Mexico SAB de CV	46,645,776	182,866,159
		1,810,755,128
Netherlands — 0.0%
NEPI Rockcastle NV	4,140,098	25,475,837
Pepco Group NV(a)	1,374,527	7,797,360
		33,273,197
Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	1,990,767	18,991,917
Credicorp Ltd.	607,666	76,280,313
Southern Copper Corp.	768,952	55,310,718
		150,582,948
Philippines — 0.6%
Aboitiz Equity Ventures Inc.	16,635,790	14,068,091
Alliance Global Group Inc.	40,497,700	7,152,234
Ayala Corp.	2,254,905	26,988,049
Ayala Land Inc.	63,650,140	35,804,897
Bank of the Philippine Islands	18,134,888	33,783,344
BDO Unibank Inc.	22,306,435	53,701,162
Bloomberry Resorts Corp.(a)	46,290,500	8,050,159
Cebu Air Inc.(a)	3,121,130	1,771,771
Converge Information and Communications Technology Solutions Inc.(a)	20,756,700	3,073,475
D&L Industries Inc.	35,374,000	3,977,902
DMCI Holdings Inc.	37,900,200	6,280,464
GT Capital Holdings Inc.	939,440	9,185,039
International Container Terminal Services Inc.	9,219,120	35,879,552
JG Summit Holdings Inc.	29,332,901	20,351,715
Jollibee Foods Corp.	4,311,560	17,609,337
Manila Electric Co.	1,989,100	12,892,775
Manila Water Co. Inc.	13,021,600	4,223,983
Megaworld Corp.	118,668,200	4,404,468
Security	Shares	Value

Philippines (continued)
Metropolitan Bank & Trust Co.	16,095,533	$14,488,590
MREIT Inc.	2,299,500	517,999
PLDT Inc.	682,585	15,770,358
Puregold Price Club Inc.	10,054,850	4,928,670
Robinsons Land Corp.	23,759,513	6,216,550
Security Bank Corp.	3,390,270	4,307,335
Semirara Mining & Power Corp., Class A	8,222,800	4,289,963
SM Investments Corp.	2,268,802	33,500,592
SM Prime Holdings Inc.	94,033,896	54,735,896
Universal Robina Corp.	8,292,800	16,831,163
Wilcon Depot Inc.	13,466,200	5,132,639
		459,918,172
Poland — 1.0%
Alior Bank SA(a)	900,380	17,382,368
Allegro.eu SA (a)(b)	4,391,242	31,756,405
AmRest Holdings SE(a)	820,607	5,004,577
Asseco Poland SA	580,014	11,068,321
Bank Millennium SA(a)(c)	6,549,496	12,996,826
Bank Polska Kasa Opieki SA	1,666,004	58,530,612
Budimex SA	138,463	19,189,787
CCC SA(a)(c)	446,907	6,078,262
CD Projekt SA(c)	581,913	15,847,340
Cyfrowy Polsat SA(a)(c)	1,963,735	6,293,459
Dino Polska SA(a)(b)	447,894	49,884,349
Enea SA(a)	2,769,597	5,946,068
Eurocash SA	992,311	4,090,398
Grupa Azoty SA(a)(c)	507,307	2,753,406
Grupa Kety SA	58,311	10,552,369
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	547,287	5,413,810
KGHM Polska Miedz SA	1,225,632	35,317,681
KRUK SA	168,975	19,312,707
LPP SA	10,287	38,259,032
mBank SA(a)	145,918	20,564,902
Orange Polska SA	5,595,263	11,231,344
ORLEN SA	5,259,511	77,646,525
PGE Polska Grupa Energetyczna SA(a)	8,003,640	16,809,892
Powszechna Kasa Oszczednosci Bank Polski SA(a)	7,941,138	94,465,195
Powszechny Zaklad Ubezpieczen SA	5,343,313	60,862,917
Santander Bank Polska SA(a)	332,682	41,332,076
Tauron Polska Energia SA(a)	10,710,145	11,030,820
Warsaw Stock Exchange(c)	467,088	4,686,019
		694,307,467
Qatar — 0.9%
Al Meera Consumer Goods Co. QSC	1,403,150	5,057,021
Baladna(a)	10,363,178	3,470,594
Barwa Real Estate Co.	15,669,973	11,620,442
Commercial Bank PSQC (The)	30,040,835	43,917,181
Doha Bank QPSC	14,972,664	6,614,715
Dukhan Bank	11,843,342	12,548,030
Estithmar Holding QPSC(a)	9,373,070	5,244,539
Gulf International Services QSC	9,147,989	6,864,640
Industries Qatar QSC	14,051,793	48,213,163
Masraf Al Rayan QSC	49,708,377	33,894,244
Medicare Group	1,719,872	2,618,089
Mesaieed Petrochemical Holding Co.	44,191,200	20,385,380
Ooredoo QPSC	6,960,784	19,645,758
Qatar Aluminum Manufacturing Co.	28,557,829	9,899,397
Qatar Electricity & Water Co. QSC	4,720,668	21,864,766
Qatar Fuel QSC	3,661,760	15,989,254
Qatar Gas Transport Co. Ltd.	22,459,521	19,959,091
Qatar International Islamic Bank QSC	9,260,769	25,482,129

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar Islamic Bank SAQ	15,568,824	$81,134,331
Qatar National Bank QPSC	42,272,964	182,100,204
Qatar Navigation QSC	6,193,728	16,142,098
United Development Co. QSC	21,038,550	5,705,123
Vodafone Qatar QSC	26,034,206	13,148,941
		611,519,130
Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	1,384
Alrosa PJSC(d)	22,555,750	2,507
Credit Bank of Moscow PJSC(a)(d)	131,641,331	14,631
Detsky Mir PJSC(a)(b)(d)	5,639,776	627
Federal Grid Co. Unified Energy System PJSC(a)(d)	2,175,770,000	242
Gazprom PJSC(a)(d)	101,307,770	11,260
Globaltrans Investment PLC, GDR(a)(d)(f)	1,523,220	169
Inter RAO UES PJSC(d)	270,997,905	30,119
LSR Group PJSC, Class A(d)	498,324	55
LUKOIL PJSC(d)	3,545,225	394
MMC Norilsk Nickel PJSC(a)(d)	542,170	60
Mobile TeleSystems PJSC(d)	7,617,292	847
Moscow Exchange MICEX-RTS PJSC(d)	12,320,031	1,369
Novatek PJSC(d)	7,792,960	866
Novolipetsk Steel PJSC(a)(d)	12,759,568	1,418
OGK-2 PJSC(d)	319,608,000	35,522
Ozon Holdings PLC, ADR(a)(d)	453,223	50
PhosAgro PJSC(a)(d)	409,067	45
PhosAgro PJSC, GDR(a)(d)(f)	1	—
PhosAgro PJSC, New(d)	7,905	79
Polyus PJSC(a)(d)	290,787	32
Ros Agro PLC, GDR(a)(d)(f)	300,309	33
Rosneft Oil Co. PJSC(d)	9,721,202	1,080
Rostelecom PJSC(a)(d)	8,098,021	900
Sberbank of Russia PJSC(d)	91,862,230	10,210
Segezha Group PJSC(a)(b)(d)	34,454,100	3,829
Severstal PAO(a)(d)	1,835,503	204
Sistema PJSFC(d)	30,748,700	3,418
Sovcomflot PJSC(d)	4,464,400	496
Surgutneftegas PJSC(d)	60,550,132	6,730
Tatneft PJSC(d)	11,775,415	1,309
TCS Group Holding PLC, GDR(a)(d)(f)	1,042,828	116
Unipro PJSC(a)(d)	160,829,082	17,875
United Co. RUSAL International PJSC(a)(d)	26,465,860	2,942
VK Co. Ltd.(a)(d)	956,753	106
VTB Bank PJSC(a)(d)	25,685,534,000	2,855
X5 Retail Group NV, GDR(a)(d)	1,023,928	114
Yandex NV(a)(d)	2,640,123	293
		154,186
Saudi Arabia — 4.0%
Abdullah Al Othaim Markets Co.	4,317,450	14,513,621
ACWA Power Co.	861,309	52,651,528
Advanced Petrochemical Co.	1,215,932	12,139,005
Al Hammadi Holding	930,786	14,142,460
Al Masane Al Kobra Mining Co.	628,482	8,510,432
Al Moammar Information Systems Co.	205,971	6,850,085
Al Rajhi Bank	17,803,452	362,898,760
Al Rajhi Co. for Co-operative Insurance(a)	45,391	2,069,002
Al-Dawaa Medical Services Co.	76,242	2,077,018
Aldrees Petroleum and Transport Services Co.	472,823	16,271,211
Alinma Bank	9,120,130	87,081,114
Almarai Co. JSC	2,276,030	33,853,785
Alujain Corp.(a)	557,801	5,724,712
Arab National Bank	5,867,932	37,549,734
Security	Shares	Value

Saudi Arabia (continued)
Arabian Cement Co./Saudi Arabia	819,971	$7,843,468
Arabian Contracting Services Co.	201,556	9,950,199
Arabian Internet & Communications Services Co.	237,230	19,697,768
Arriyadh Development Co.	1,495,164	8,440,549
Astra Industrial Group	420,792	12,428,030
Bank AlBilad	4,545,571	46,354,395
Bank Al-Jazira(a)	3,674,571	16,634,648
Banque Saudi Fransi	5,536,627	55,246,114
Bupa Arabia for Cooperative Insurance Co.	745,900	39,581,983
City Cement Co.	974,180	5,015,213
Co. for Cooperative Insurance (The)	744,834	24,460,495
Dallah Healthcare Co.	334,568	14,804,288
Dar Al Arkan Real Estate Development Co.(a)	4,908,851	19,510,798
Dr Sulaiman Al Habib Medical Services Group Co.	805,346	60,369,025
Eastern Province Cement Co.	667,559	6,851,091
Electrical Industries Co.	2,258,794	1,505,261
Elm Co.	225,304	44,761,226
Emaar Economic City(a)	4,019,303	7,966,628
Etihad Etisalat Co.	3,528,161	43,449,564
Fawaz Abdulaziz Al Hokair & Co.(a)	553,811	2,403,098
First Milling Co., NVS	122,900	2,414,429
Herfy Food Services Co.	365,068	3,026,420
Jamjoom Pharmaceuticals Factory Co., NVS	73,787	2,242,228
Jarir Marketing Co.	5,397,678	20,976,437
Leejam Sports Co. JSC	302,640	13,326,970
Maharah Human Resources Co.	101,101	1,724,767
Methanol Chemicals Co.(a)	676,709	3,533,860
Middle East Healthcare Co.(a)	436,925	9,124,391
Middle East Paper Co.	501,617	4,118,300
Mobile Telecommunications Co.	3,945,895	14,850,594
Mouwasat Medical Services Co.	940,568	28,230,830
Nahdi Medical Co.	367,647	13,302,225
National Agriculture Development Co. (The)(a)	2,167,432	13,174,771
National Gas & Industrialization Co.	477,856	7,411,106
National Industrialization Co.(a)	3,029,964	9,852,911
National Medical Care Co.	295,366	11,164,307
Power & Water Utility Co. for Jubail & Yanbu	550,028	8,657,165
Qassim Cement Co. (The)	547,841	9,316,875
Rabigh Refining & Petrochemical Co.(a)	3,821,091	11,101,808
Reinet Investments SCA	1,330,001	31,218,733
Riyad Bank	13,220,149	94,149,757
Riyadh Cables Group Co.	448,854	9,418,259
SABIC Agri-Nutrients Co.	2,107,652	77,353,785
Sahara International Petrochemical Co.	3,369,638	29,118,024
Saudi Airlines Catering Co.	507,217	15,332,109
Saudi Arabian Mining Co.(a)	11,828,623	125,709,009
Saudi Arabian Oil Co.(b)	23,975,092	211,964,341
Saudi Aramco Base Oil Co.	404,503	14,791,191
Saudi Automotive Services Co.	149,768	2,203,703
Saudi Awwal Bank	8,946,381	82,947,134
Saudi Basic Industries Corp.	8,138,999	172,054,599
Saudi Cement Co.	698,133	9,821,331
Saudi Ceramic Co.	519,327	3,706,421
Saudi Chemical Co. Holding	1,183,047	1,299,255
Saudi Electricity Co.	7,500,944	36,126,278
Saudi Ground Services Co.(a)	1,228,453	9,987,423
Saudi Industrial Investment Group	2,994,489	18,003,522
Saudi Investment Bank (The)	4,346,196	17,382,455
Saudi Kayan Petrochemical Co.(a)	6,881,471	20,770,893
Saudi National Bank (The)	26,630,458	248,124,414

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	760,437	$7,302,113
Saudi Real Estate Co.(a)	2,146,733	7,660,462
Saudi Research & Media Group(a)	354,405	15,058,187
Saudi Tadawul Group Holding Co.	441,658	21,539,018
Saudi Telecom Co.	18,039,330	185,142,421
Saudia Dairy & Foodstuff Co.	188,638	16,040,390
Savola Group (The)	2,303,547	23,026,260
Seera Group Holding(a)	1,843,138	12,076,325
Southern Province Cement Co.	708,187	8,016,620
Theeb Rent A Car Co.	339,764	5,516,282
United Electronics Co.	501,184	10,567,414
United International Transportation Co.	494,992	8,891,040
Yamama Cement Co.	1,321,766	11,529,221
Yanbu Cement Co.	1,016,677	9,634,244
Yanbu National Petrochemical Co.	2,320,878	23,332,687
		2,887,972,022
South Africa — 2.9%
Absa Group Ltd.	7,671,790	70,755,806
Adcock Ingram Holdings Ltd.	783,622	2,253,439
AECI Ltd.	1,413,432	7,754,258
African Rainbow Minerals Ltd.	1,056,670	10,185,960
Anglo American Platinum Ltd.	586,473	24,833,975
Aspen Pharmacare Holdings Ltd.	3,407,437	33,462,970
Astral Foods Ltd.(c)	537,343	4,556,423
AVI Ltd.	2,472,212	10,275,112
Barloworld Ltd.	1,730,111	6,997,996
Bid Corp. Ltd.	3,102,929	68,024,532
Bidvest Group Ltd. (The)	2,601,582	32,537,629
Capitec Bank Holdings Ltd.	791,589	82,469,569
Clicks Group Ltd.	2,229,151	34,900,159
Coronation Fund Managers Ltd.	3,021,383	5,059,880
DataTec Ltd.(c)	2,137,027	3,967,692
Dis-Chem Pharmacies Ltd.(b)	4,360,925	6,574,497
Discovery Ltd.	4,800,068	33,875,793
DRDGOLD Ltd.(c)	5,444,071	5,092,825
Equites Property Fund Ltd.(c)	9,250,653	5,775,799
Exxaro Resources Ltd.	2,253,212	22,476,124
FirstRand Ltd.	45,432,930	162,517,381
Fortress REIT Ltd., Series A, Class A(a)	12,677,536	9,211,031
Foschini Group Ltd. (The)	2,982,976	17,329,339
Gold Fields Ltd.	8,123,141	124,474,087
Grindrod Ltd.	7,242,799	3,976,552
Growthpoint Properties Ltd.	33,187,640	18,661,308
Harmony Gold Mining Co. Ltd.	5,171,109	32,414,981
Impala Platinum Holdings Ltd.	7,800,571	31,718,792
Investec Ltd.	2,781,558	17,772,756
JSE Ltd.	1,075,020	5,040,051
Kumba Iron Ore Ltd.	588,471	18,488,626
Life Healthcare Group Holdings Ltd.	12,482,285	11,984,848
Momentum Metropolitan Holdings	10,486,616	11,186,836
Motus Holdings Ltd.	1,473,117	7,273,668
Mr. Price Group Ltd.	2,217,445	18,057,157
MTN Group Ltd.	15,396,574	84,113,072
MultiChoice Group(a)	2,640,746	9,478,039
Naspers Ltd., Class N	1,696,906	312,940,916
Nedbank Group Ltd.	3,964,261	44,960,361
Netcare Ltd.	10,275,117	7,532,769
Ninety One Ltd.	2,518,649	5,488,554
Northam Platinum Holdings Ltd.	3,220,251	20,782,481
Oceana Group Ltd.	799,025	2,881,386
Old Mutual Ltd.	45,041,974	27,477,366
Security	Shares	Value

South Africa (continued)
Omnia Holdings Ltd.	1,485,975	$4,694,897
OUTsurance Group Ltd., NVS	6,949,478	15,298,897
Pepkor Holdings Ltd.(b)	13,867,536	13,697,422
Pick n Pay Stores Ltd.(c)	3,576,133	4,514,924
PSG Konsult Ltd.	5,543,713	4,455,262
Redefine Properties Ltd.	57,863,573	10,665,428
Remgro Ltd.	4,606,034	35,479,992
Resilient REIT Ltd.	4,482,242	9,513,136
Reunert Ltd.	1,981,395	6,490,346
Sanlam Ltd.	16,293,333	58,695,325
Santam Ltd.	266,750	4,099,895
Sappi Ltd.(c)	5,092,717	10,673,735
Sasol Ltd.	5,114,110	56,497,036
Shoprite Holdings Ltd.	4,623,529	63,069,583
Sibanye Stillwater Ltd.(c)	25,324,232	27,868,192
SPAR Group Ltd. (The)	1,586,399	9,803,885
Standard Bank Group Ltd.	12,193,429	129,506,975
Super Group Ltd./South Africa	4,419,022	6,814,454
Telkom SA SOC Ltd.(a)	3,162,330	4,242,442
Thungela Resources Ltd.	1,186,187	9,083,639
Tiger Brands Ltd.	1,434,962	13,838,285
Truworths International Ltd.	3,230,753	13,126,099
Vodacom Group Ltd.	5,491,796	28,258,296
Vukile Property Fund Ltd.(c)	11,440,488	8,047,258
Wilson Bayly Holmes-Ovcon Ltd.(a)	687,213	4,593,268
Woolworths Holdings Ltd	8,797,514	31,500,945
		2,062,122,411
South Korea — 12.2%
ABLBio Inc.(a)(c)	377,666	5,782,336
Advanced Nano Products Co. Ltd.(c)	85,542	8,434,813
AfreecaTV Co. Ltd.	81,796	4,225,972
Ahnlab Inc.(c)	65,559	3,508,418
Alteogen Inc.(a)(c)	334,896	20,739,562
Amorepacific Corp.(c)	259,299	25,903,813
Amorepacific Group(c)	261,253	5,600,959
Ananti Inc.(a)(c)	892,015	4,448,448
Asiana Airlines Inc.(a)	434,991	3,523,010
BGF retail Co. Ltd.	71,450	7,462,872
BH Co. Ltd.(c)	281,343	4,720,625
Bioneer Corp.(a)	222,785	5,174,861
BNK Financial Group Inc.	2,079,216	11,538,139
Boryung(c)	407,739	3,007,428
Bukwang Pharmaceutical Co. Ltd.(a)	63,359	297,487
Caregen Co. Ltd.	43,239	946,791
Cellivery Therapeutics Inc.(a)(c)(d)	290,576	1,278,836
Celltrion Healthcare Co. Ltd.(c)	950,584	54,788,379
Celltrion Inc.	986,832	124,291,729
Celltrion Pharm Inc.(a)(c)	162,077	10,032,583
Chabiotech Co. Ltd.(a)(c)	524,975	6,764,421
Cheil Worldwide Inc.	475,815	7,199,417
Chong Kun Dang Pharmaceutical Corp.(c)	84,495	8,100,709
Chunbo Co. Ltd.	48,284	4,028,645
CJ CGV Co. Ltd.(a)	651,469	2,801,850
CJ CheilJedang Corp.	69,271	16,568,444
CJ Corp.	122,240	8,682,324
CJ ENM Co. Ltd.(a)	97,354	5,770,483
CJ Logistics Corp.	88,776	7,746,252
Classys Inc.	203,074	6,556,042
Com2uSCorp.(c)	96,841	3,700,267
Cosmax Inc.(a)	82,382	7,052,431
CosmoAM&T Co. Ltd.(a)	224,770	28,607,674
Cosmochemical Co. Ltd.(a)(c)	273,382	7,916,739

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Coway Co. Ltd.	443,097	$17,060,548
COWELL FASHION Co. Ltd.	77,064	643,917
Creative & Innovative System(a)(c)	573,587	5,168,465
CS Wind Corp.(c)	227,675	9,407,183
Cuckoo Homesys Co. Ltd.	71,844	1,278,659
Curexo Inc.(a)	176,733	2,534,248
Daeduck Electronics Co. Ltd./New	360,682	7,422,419
Daejoo Electronic Materials Co. Ltd.(c)	128,143	8,577,248
Daesang Corp.	307,956	4,704,750
Daewoo Engineering & Construction Co. Ltd.(a)	1,922,466	6,907,613
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	494,872	10,430,187
Daewoong Co. Ltd.	204,307	2,629,949
Daewoong Pharmaceutical Co. Ltd.	54,671	4,439,045
Daishin Securities Co. Ltd.	438,477	4,907,584
Danal Co. Ltd.(a)	205,321	587,859
Daou Technology Inc.	317,277	4,344,226
Dawonsys Co. Ltd.(a)(c)	366,789	4,020,800
DB HiTek Co. Ltd.(c)	304,065	14,574,121
DB Insurance Co. Ltd.	428,136	27,623,949
Dentium Co. Ltd.	71,941	7,009,530
Devsisters Co. Ltd.(a)	78,727	2,980,777
DGB Financial Group Inc.	1,471,184	9,673,258
DI Dong Il Corp.	79,500	1,931,810
DL E&C Co. Ltd.	271,161	8,027,620
DL Holdings Co. Ltd.	118,383	4,386,229
Dong-A Socio Holdings Co. Ltd.	42,164	2,972,447
Dong-A ST Co. Ltd.(c)	81,659	3,706,565
Dongjin Semichem Co. Ltd.(c)	329,888	9,811,754
DongKook Pharmaceutical Co. Ltd.(c)	316,237	3,541,587
Dongkuk CM Co. Ltd.(a)	171,128	936,650
Dongkuk Steel Mill Co. Ltd/New(a)	516,139	4,426,724
Dongsuh Cos. Inc.	372,793	5,283,277
Dongwha Enterprise Co. Ltd.(a)	14,816	790,095
Dongwon F&B Co. Ltd.	59,970	1,425,992
Doosan Bobcat Inc.	497,219	17,497,412
Doosan Co. Ltd.	73,052	5,203,833
Doosan Enerbility Co. Ltd.(a)(c)	3,992,927	48,767,804
Doosan Engine Co. Ltd.(a)	508,993	3,903,408
Doosan Fuel Cell Co. Ltd.(a)(c)	437,608	8,215,328
DoubleUGames Co. Ltd.	109,440	3,799,186
Douzone Bizon Co. Ltd.(c)	199,137	4,534,336
Duk San Neolux Co. Ltd.(a)(c)	147,159	5,248,067
Echo Marketing Inc.	78,999	562,210
Ecopro BM Co. Ltd.(c)	444,035	94,018,083
Ecopro Co. Ltd.(c)	181,607	104,766,150
Ecopro HN Co. Ltd.(c)	112,437	6,242,642
E-MART Inc.	133,217	7,804,009
EMRO Inc., NVS	42,971	2,574,630
EM-Tech Co. Ltd.(c)	135,460	4,992,331
Enchem Co. Ltd.(a)(c)	102,736	4,890,153
Eo Technics Co. Ltd.(c)	83,519	10,180,917
Eoflow Co. Ltd.(a)	318,404	2,049,140
ESR Kendall Square REIT Co. Ltd.	317,465	852,244
Eugene Technology Co. Ltd.	206,952	6,916,325
F&F Co. Ltd./New	136,787	9,073,345
Fila Holdings Corp.	434,699	12,802,321
Foosung Co. Ltd.(c)	593,552	5,480,145
GC Cell Corp.(c)	117,005	2,869,195
GemVax & Kael Co. Ltd.(a)	369,059	3,813,615
Geneone Life Science Inc.(a)	188,166	425,853
Genexine Inc.(a)	14,952	112,326
Security	Shares	Value

South Korea (continued)
Geolit Energy Co. Ltd., NVS	517,032	$1,147,507
GOLFZON Co. Ltd.	49,214	3,387,338
Grand Korea Leisure Co. Ltd.(a)(c)	402,645	4,086,289
Green Cross Corp.	56,359	4,995,386
Green Cross Holdings Corp.(c)	215,051	2,451,186
GS Engineering & Construction Corp.	563,952	7,081,095
GS Holdings Corp.	350,313	11,169,388
GS Retail Co. Ltd.	389,441	7,176,925
HAESUNG DS Co. Ltd.	121,708	5,410,956
Hana Financial Group Inc.	2,627,321	84,538,083
Hana Materials Inc.(c)	103,465	3,671,125
Hana Micron Inc.(c)	357,868	8,263,220
Hana Technology Co. Ltd., NVS(a)	39,330	2,277,217
Hana Tour Service Inc.(a)	151,971	6,365,926
Hanall Biopharma Co. Ltd.(a)(c)	334,842	8,831,946
Handsome Co. Ltd.	147,121	2,161,056
Hanil Cement Co. Ltd./New	296,727	2,905,885
Hankook & Co. Co. Ltd.	309,776	3,502,366
Hankook Tire & Technology Co. Ltd.	657,275	23,005,234
Hanmi Pharm Co. Ltd.	59,736	14,184,120
Hanmi Science Co. Ltd.	195,833	5,420,392
Hanmi Semiconductor Co. Ltd.	401,330	19,694,837
Hanon Systems	1,681,700	9,410,606
Hansae Co. Ltd.	213,705	3,428,387
Hansol Chemical Co. Ltd.(c)	81,760	12,700,316
Hanssem Co. Ltd.(c)	99,759	3,948,566
Hanwha Aerospace Co. Ltd.	328,494	32,127,081
Hanwha Corp.	330,732	6,550,079
Hanwha Galleria Co. Ltd.(a)	204,363	165,114
Hanwha Investment & Securities Co. Ltd.(a)	1,163,257	2,482,635
Hanwha Life Insurance Co. Ltd.(a)	3,504,309	7,497,826
Hanwha Solutions Corp.(a)	915,152	23,592,799
Hanwha Systems Co. Ltd.	761,451	9,503,597
HD Hyundai Co. Ltd.	387,860	18,077,986
HD Hyundai Construction Equipment Co. Ltd	124,906	4,704,888
HD Hyundai Heavy Industries Co. Ltd.(a)	197,582	19,101,162
HD Hyundai Infracore Co. Ltd.	1,196,680	7,233,612
HD Hyundai Infracore Co. Ltd.	211,704	13,782,146
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	379,119	32,721,331
HDC Hyundai Development Co-Engineering & Construction, Class E	418,355	4,996,358
Hite Jinro Co. Ltd.	369,553	6,313,318
HK inno N Corp.	133,953	4,120,087
HL Mando Co. Ltd.	273,533	7,541,281
HLB Inc.(a)(c)	1,078,742	26,600,137
HLB Life Science Co. Ltd.(a)(c)	924,383	6,780,661
HMM Co. Ltd.	2,250,205	26,953,002
Hotel Shilla Co. Ltd.(c)	271,237	13,771,701
HPSP Co. Ltd.	302,662	10,827,185
Hugel Inc.(a)(c)	71,336	8,429,951
Humasis Co. Ltd.(a)	524,860	818,243
Hwaseung Enterprise Co. Ltd.	41,510	278,483
HYBE Co. Ltd.(a)	189,726	31,560,825
Hydro Lithium Inc.	44,078	379,876
Hyosung Advanced Materials Corp.(c)	25,876	7,876,827
Hyosung Corp.	104,148	5,498,257
Hyosung Heavy Industries Corp.(a)	44,893	7,296,074
Hyosung TNC Corp.	25,685	7,571,691
Hyundai Autoever Corp.	9,155	1,309,179
Hyundai Bioscience Co. Ltd.(a)(c)	355,618	7,963,565
Hyundai Department Store Co. Ltd.(c)	153,391	6,025,394

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Elevator Co. Ltd.(c)	264,746	$9,047,791
Hyundai Engineering & Construction Co. Ltd.	632,558	17,534,612
Hyundai Feed Inc.(a)(c)	708,362	2,896,676
Hyundai Glovis Co. Ltd.	168,134	22,563,757
Hyundai Green Food, NVS(a)	124,715	1,099,864
Hyundai Home Shopping Network Corp.	62,473	2,076,909
Hyundai Marine & Fire Insurance Co. Ltd.	503,812	12,127,710
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	216,873	13,606,495
Hyundai Mobis Co. Ltd.	549,999	97,272,878
Hyundai Motor Co.	1,234,439	175,764,604
Hyundai Rotem Co. Ltd.(a)(c)	686,753	14,128,607
Hyundai Steel Co.	823,560	22,390,561
Hyundai Wia Corp.(c)	176,757	8,158,614
Il Dong Pharmaceutical Co. Ltd.(a)	158,724	2,118,065
Iljin Hysolus Co. Ltd.(a)(c)	127,522	2,287,417
Iljin Materials Co. Ltd.(c)	225,217	7,823,647
Industrial Bank of Korea	2,169,069	19,850,821
Innocean Worldwide Inc.	208,722	3,283,011
Innox Advanced Materials Co. Ltd.(c)	156,627	3,983,475
Intellian Technologies Inc.(c)	99,430	5,876,009
INTOPS Co. Ltd.(c)	116,404	2,640,835
IS Dongseo Co. Ltd.(a)(c)	170,875	3,598,924
ISC Co. Ltd.	104,058	7,086,642
i-SENS Inc.	64,141	1,165,838
ISU Specialty Chemical, NVS(a)	39,659	5,893,872
IsuPetasys Co. Ltd.	411,673	9,617,498
ITM Semiconductor Co. Ltd.(a)	75,407	1,193,177
JB Financial Group Co. Ltd.	1,231,206	9,878,043
Jeisys Medical Inc.(a)	526,960	4,391,835
Jeju Air Co. Ltd.(a)	411,273	3,445,229
Jusung Engineering Co. Ltd.	332,694	9,034,951
JW Pharmaceutical Corp.	162,729	3,782,761
JYP Entertainment Corp.	266,765	19,808,207
Kakao Corp.	2,797,144	109,129,951
Kakao Games Corp.(a)(c)	332,061	6,757,396
Kakao Pay Corp.(a)(c)	240,926	8,573,375
KakaoBank Corp.(c)	1,527,392	30,946,781
Kangwon Land Inc.	613,782	7,357,665
KB Financial Group Inc.	3,455,058	139,697,897
KCC Corp.	45,503	7,316,247
KCC Glass Corp.	117,931	3,791,060
KEPCO Engineering & Construction Co. Inc.(c)	149,543	7,088,545
KEPCO Plant Service & Engineering Co. Ltd.	252,261	6,798,612
KG Dongbu Steel Co. Ltd.	262,523	1,780,472
Kia Corp.	2,356,806	156,581,765
KIWOOM Securities Co. Ltd.	119,369	8,510,588
KMW Co. Ltd.(a)(c)	278,990	2,549,755
Koh Young Technology Inc.	569,639	5,060,381
Kolmar BNH Co. Ltd.(c)	136,823	1,667,597
Kolmar Korea Co. Ltd.(c)	180,963	6,628,164
Kolon Industries Inc.	190,918	6,361,629
Komipharm International Co. Ltd.(a)	322,724	1,103,344
Korea Aerospace Industries Ltd.(c)	672,719	24,173,409
Korea Electric Power Corp.(a)	2,255,898	32,907,654
Korea Gas Corp.(a)	197,014	3,788,323
Korea Investment Holdings Co. Ltd.	322,092	14,894,603
Korea Line Corp.(a)	1,803,878	2,728,685
Korea Petrochemical Ind Co. Ltd.(c)	37,854	4,811,786
Korea Zinc Co. Ltd.	74,489	28,256,500
Korean Air Lines Co. Ltd.	1,674,547	29,011,206
Korean Reinsurance Co.	1,388,364	8,336,397
Krafton Inc.(a)	254,682	41,862,668
Security	Shares	Value

South Korea (continued)
KT Corp.	364,056	$9,457,833
KT&G Corp.	931,063	63,468,645
Kum Yang Co. Ltd.(a)(c)	296,205	29,301,020
Kumho Petrochemical Co. Ltd.	147,512	14,566,202
Kumho Tire Co. Inc.(a)(c)	1,337,680	5,742,605
Kyung Dong Navien Co. Ltd.	102,716	3,625,894
L&C Bio Co. Ltd.(c)	231,508	5,972,391
L&F Co. Ltd.(c)	232,792	31,666,753
Lake Materials Co. Ltd.(a)(c)	358,161	4,047,700
LEENO Industrial Inc.	83,383	12,896,032
LegoChem Biosciences Inc.(a)(c)	275,401	9,633,268
LF Corp.	113,117	1,215,114
LG Chem Ltd.	443,633	171,626,031
LG Corp.	820,910	53,167,722
LG Display Co. Ltd.(a)	1,997,819	19,334,348
LG Electronics Inc.	957,195	75,896,742
LG Energy Solution(a)(c)	419,770	147,129,805
LG H&H Co. Ltd.	80,997	20,924,778
LG Innotek Co. Ltd.	125,915	23,169,756
LG Uplus Corp.	1,290,265	10,480,480
LIG Nex1 Co. Ltd.(c)	123,742	9,346,231
Lotte Chemical Corp.	164,521	19,586,630
Lotte Chilsung Beverage Co. Ltd.	45,798	5,239,047
Lotte Fine Chemical Co. Ltd.	176,914	7,893,371
LOTTE REIT Co. Ltd.	1,825,403	4,301,725
Lotte Rental Co. Ltd.	111,081	2,345,748
Lotte Shopping Co. Ltd.	108,322	6,408,529
Lotte Tour Development Co. Ltd.(a)	508,808	3,968,813
Lotte Wellfood Co. Ltd.	29,559	2,827,414
LS Corp.(c)	161,385	10,556,534
LS Electric Co. Ltd.	148,918	8,709,924
Lunit Inc.(a)	159,506	12,270,890
LX Holdings Corp.(c)	615,203	3,494,125
LX International Corp.	298,140	6,860,583
LX Semicon Co. Ltd.(c)	110,615	7,378,291
Mcnex Co. Ltd.	147,611	3,469,463
Medytox Inc.(c)	49,219	8,428,751
MegaStudyEdu Co. Ltd.	103,611	4,577,594
Meritz Financial Group Inc.	953,611	40,888,659
Mezzion Pharma Co. Ltd.(a)	206,067	6,043,273
Mirae Asset Securities Co. Ltd.	1,977,437	10,959,591
MNTech Co. Ltd.(c)	260,160	3,332,811
Myoung Shin Industrial Co. Ltd.(a)(c)	384,681	5,717,073
Namhae Chemical Corp.	120,882	669,798
Nanomedics Co. Ltd.(a)	10,291	32,098
Naturecell Co. Ltd.(a)(c)	558,447	3,398,322
NAVER Corp.	1,181,580	189,931,735
NCSoft Corp.	125,389	25,389,416
Neowiz Games Corp.(a)	132,508	2,723,830
NEPES Corp.(a)	28,531	373,641
Netmarble Corp.(a)(b)	237,559	10,867,951
Nexen Tire Corp.	370,011	2,511,222
Nexon Games Co. Ltd.(a)(c)	296,023	3,634,291
NEXTIN Inc.	22,821	1,236,436
NH Investment & Securities Co. Ltd.	921,143	7,303,604
NHN Corp.(a)	198,145	3,598,317
NICE Holdings Co. Ltd.	271,305	2,798,716
NICE Information Service Co. Ltd.(c)	399,146	2,777,737
NKMax Co. Ltd.(a)(c)	410,308	4,042,804
NongShim Co. Ltd.	32,546	10,205,061
OCI Co. Ltd.(a)	55,115	4,497,836
OCI Holdings Co. Ltd.	118,773	9,066,750

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Orion Corp.	220,176	$19,908,965
Orion Holdings Corp.	279,897	3,326,711
Oscotec Inc.(a)(c)	310,610	4,595,923
Ottogi Corp.	18,570	5,439,611
Pan Ocean Co. Ltd.(c)	2,297,468	8,025,440
Paradise Co. Ltd.(a)(c)	503,282	5,195,691
Park Systems Corp.	66,365	8,245,024
Partron Co. Ltd.	579,342	3,833,749
Pearl Abyss Corp.(a)(c)	247,635	7,202,959
People & Technology Inc.	186,454	7,565,548
Peptron Inc.(a)	151,368	4,036,011
PharmaResearch Co. Ltd.	80,010	6,670,097
Pharmicell Co. Ltd.(a)	310,822	1,448,620
PI Advanced Materials Co. Ltd.(c)	177,462	4,237,353
Poongsan Corp.(c)	278,801	7,710,122
Posco DX Co. Ltd.(c)	492,132	21,758,896
POSCO Future M Co. Ltd.(c)	281,319	70,406,576
POSCO Holdings Inc.	651,368	243,250,448
Posco International Corp.	480,827	21,245,133
Posco M-Tech Co. Ltd.	162,569	3,080,891
PSK Inc.(c)	242,942	3,727,951
Rainbow Robotics(a)(c)	83,619	11,509,543
RFHIC Corp.	60,157	679,132
S&S Tech Corp.(c)	192,493	7,537,883
S-1 Corp.	161,054	7,470,183
Sam Chun Dang Pharm Co. Ltd.(a)(c)	149,258	8,202,463
Sam Kang M&T Co. Ltd.(a)(c)	438,598	5,631,517
Sam-A Aluminum Co. Ltd.	25,555	2,563,126
Sambu Engineering & Construction Co. Ltd.(a)	1,281,769	2,672,525
Samchully Co. Ltd.	3,286	244,825
Samsung Biologics Co. Ltd.(a)(b)	160,406	89,731,302
Samsung C&T Corp.	725,642	66,908,315
Samsung Electro-Mechanics Co. Ltd.	489,638	55,175,936
Samsung Electronics Co. Ltd.	43,170,168	2,434,266,885
Samsung Engineering Co. Ltd.(a)	1,430,252	27,886,514
Samsung Fire & Marine Insurance Co. Ltd.	276,864	55,647,756
Samsung Heavy Industries Co. Ltd.(a)	5,979,775	36,905,753
Samsung Life Insurance Co. Ltd.	712,001	38,491,144
Samsung SDI Co. Ltd.	495,029	180,253,004
Samsung SDS Co. Ltd.	306,344	39,834,516
Samsung Securities Co. Ltd.	470,576	14,265,912
Samyang Foods Co. Ltd.(c)	46,123	7,562,380
Samyang Holdings Corp.	46,809	2,519,251
SD Biosensor Inc.	341,335	2,991,810
Sebang Global Battery Co. Ltd.	80,664	3,654,510
Seegene Inc.	349,232	5,786,039
Seobu T&D(c)	621,122	3,636,979
Seojin System Co. Ltd.(a)(c)	327,029	4,821,922
Seoul Semiconductor Co. Ltd.(c)	499,805	3,839,487
SFA Engineering Corp.	259,308	5,993,965
SFA Semicon Co. Ltd.(a)(c)	945,590	3,886,108
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	321,375	3,139,947
Shinhan Financial Group Co. Ltd.	3,901,667	111,298,689
Shinsegae Inc.	53,320	7,008,633
Shinsegae International Inc.(c)	157,342	2,003,430
Shinsung Delta Tech Co. Ltd.	84,871	2,772,788
Shinyoung Securities Co. Ltd.	1,089	51,152
SIMMTECH Co. Ltd.(c)	246,585	7,406,274
SK Biopharmaceuticals Co. Ltd.(a)(c)	276,959	18,422,721
SK Bioscience Co. Ltd.(a)(c)	222,535	11,674,294
SK Chemicals Co. Ltd.	114,276	5,676,643
SK D&D Co. Ltd.	100,101	2,184,016
Security	Shares	Value

South Korea (continued)
SK Discovery Co. Ltd.	122,075	$3,831,712
SK Gas Ltd.	39,333	4,671,337
SK Hynix Inc.	4,925,326	511,059,079
SK IE Technology Co. Ltd.(a)(b)(c)	222,816	12,199,309
SK Inc.	297,652	37,657,684
SK Innovation Co. Ltd.(a)	541,222	59,916,123
SK Networks Co. Ltd.(c)	1,684,221	7,382,463
SK REITs Co. Ltd.	565,612	1,764,784
SK Square Co. Ltd.(a)	894,234	35,186,897
SK Telecom Co. Ltd.	370,114	14,961,083
SKC Co. Ltd.(c)	161,300	12,059,170
SL Corp.(c)	175,464	4,419,365
SM Entertainment Co. Ltd.(c)	104,879	7,055,750
SNT Motiv Co. Ltd.	98,825	3,351,810
S-Oil Corp.	386,772	20,384,743
SOLUM Co. Ltd.(a)	423,395	8,975,156
Solus Advanced Materials Co. Ltd.	185,075	3,456,489
Soulbrain Co. Ltd.	47,393	10,166,071
SPG Co. Ltd.	152,591	4,139,150
Ssangyong Motor Co.(a)(c)	474,099	2,985,117
ST Pharm Co. Ltd.(c)	115,499	5,808,708
STCUBE(a)(c)	467,641	3,157,716
Studio Dragon Corp.(a)(c)	124,567	5,220,724
Sungeel Hitech Co. Ltd.(a)	20,892	1,684,150
Sungwoo Hitech Co. Ltd.	502,205	3,505,257
Taihan Electric Wire Co. Ltd.(a)(c)	611,592	5,628,638
TCC Steel	154,622	6,614,377
Tera Resource Co. Ltd.(a)(d)	49,111	—
Tesna Inc.	59,522	2,925,005
TKG Huchems Co. Ltd.	288,038	4,740,944
Tokai Carbon Korea Co. Ltd.(c)	55,096	4,219,659
Tongyang Life Insurance Co. Ltd.(a)	633,193	2,186,315
TY Holdings Co. Ltd./Korea	70,971	275,113
Unid Co. Ltd.	36,646	2,140,712
Vaxcell-Bio Therapeutics Co. Ltd.(a)(c)	175,159	2,503,595
Voronoi Inc.(a)	56,039	1,913,357
VT Co. Ltd.(a)	181,054	2,538,671
Webzen Inc.	156,475	1,812,100
Wemade Co. Ltd.(c)	186,805	7,741,624
Won Tech Co. Ltd.(a)	313,889	2,637,334
Wonik Holdings Co. Ltd.(a)	1	3
WONIK IPS Co. Ltd.(c)	308,095	8,108,306
Wonik QnC Corp.(c)	208,798	4,345,528
Woori Financial Group Inc.	5,412,226	54,559,509
W-Scope Chungju Plant Co. Ltd.(a)	108,312	3,453,091
Wysiwyg Studious Co. Ltd.(a)(c)	1,271,774	2,853,570
YG Entertainment Inc.	130,057	5,234,418
Youlchon Chemical Co. Ltd.	142,900	3,847,533
Youngone Corp.	216,640	7,319,317
Youngone Holdings Co. Ltd.	69,691	4,184,745
Yuanta Securities Korea Co. Ltd.	1,123,725	2,245,501
Yuhan Corp.	480,474	22,805,361
Yungjin Pharmaceutical Co. Ltd.(a)	633,469	988,329
Yunsung F&C Co. Ltd.	25,361	2,317,511
Zinus Inc.	65,962	800,510
		8,786,583,613
Taiwan — 16.7%
Ability Opto-Electronics Technology Co. Ltd.	290,000	1,712,708
AcBel Polytech Inc.(c)	4,981,565	6,683,712
Accton Technology Corp.	4,615,000	78,519,192
Acer Inc.(c)	26,881,872	30,324,145
Acter Group Corp. Ltd.(c)	639,000	3,706,393

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Actron Technology Corp.(c)	837,548	$4,727,092
ADATA Technology Co. Ltd.(c)	2,953,845	9,442,603
Adimmune Corp.(a)(c)	3,464,000	3,958,295
Advanced Ceramic X Corp.	444,000	3,716,994
Advanced Energy Solution Holding Co. Ltd.(c)	294,000	7,110,231
Advanced Wireless Semiconductor Co.(a)(c)	1,536,000	6,831,766
Advantech Co. Ltd.(c)	3,929,584	44,393,916
AIC Inc.	174,000	2,754,257
Airtac International Group	1,259,292	43,738,451
Alchip Technologies Ltd.	666,000	66,430,029
Alexander Marine Co. Ltd.(c)	278,000	3,488,734
Allied Supreme Corp.(c)	447,000	4,903,506
Amazing Microelectronic Corp.(c)	888,448	3,641,147
Ambassador Hotel (The)	1,021,000	1,596,513
Andes Technology Corp.(c)	418,000	6,587,447
AP Memory Technology Corp.(c)	891,000	13,328,213
Apex International Co. Ltd.(c)	1,327,000	2,140,923
Arcadyan Technology Corp.(c)	1,855,391	9,707,454
Ardentec Corp.	5,295,546	11,917,001
ASE Technology Holding Co. Ltd.(c)	28,385,222	115,914,518
Asia Cement Corp.(c)	19,012,050	25,362,218
Asia Optical Co. Inc.(c)	2,926,000	6,252,245
Asia Pacific Telecom Co. Ltd.(a)	1	—
Asia Vital Components Co. Ltd.(c)	3,095,884	30,384,532
ASMedia Technology Inc.(c)	252,000	11,618,316
ASPEED Technology Inc.(c)	283,800	26,678,267
ASROCK Inc.(c)	556,000	3,780,901
Asustek Computer Inc.(c)	6,369,000	80,304,183
AUO Corp.	58,733,400	30,822,730
AURAS Technology Co. Ltd.(c)	520,000	6,066,578
Bank of Kaohsiung Co. Ltd.(a)(c)	24,606,151	9,485,095
BES Engineering Corp.(c)	21,192,000	7,567,281
Bizlink Holding Inc.(c)	1,132,726	9,560,070
Bora Pharmaceuticals Co. Ltd.(c)	514,099	10,581,487
Brighton-Best International Taiwan Inc.(c)	5,081,000	5,649,897
Capital Securities Corp.	24,963,050	12,309,642
Career Technology MFG. Co. Ltd.(c)	4,992,498	3,486,790
Catcher Technology Co. Ltd.(c)	5,310,000	33,036,348
Cathay Financial Holding Co. Ltd.	82,309,951	122,504,282
Cathay Real Estate Development Co. Ltd.(c)	8,816,900	4,525,755
Center Laboratories Inc.(c)	4,970,770	7,247,395
Century Iron & Steel Industrial Co. Ltd.(c)	1,686,000	8,943,051
Chailease Holding Co. Ltd.(c)	13,459,776	79,974,749
Chang Hwa Commercial Bank Ltd.	45,654,508	26,003,688
Channel Well Technology Co. Ltd.(c)	2,034,000	5,498,539
Charoen Pokphand Enterprise(c)	3,079,700	9,456,202
Chenbro Micom Co. Ltd.	493,000	3,976,825
Cheng Loong Corp.(c)	9,368,000	8,928,497
Cheng Shin Rubber Industry Co. Ltd.	15,368,650	23,147,742
Cheng Uei Precision Industry Co. Ltd.	4,098,000	5,785,018
Chicony Electronics Co. Ltd.(c)	4,865,787	24,825,884
Chicony Power Technology Co. Ltd.(c)	1,534,000	6,975,475
Chief Telecom Inc.	370,300	3,834,224
China Airlines Ltd.(c)	26,892,000	18,174,696
China Bills Finance Corp.(c)	16,625,000	7,765,763
China Development Financial Holding Corp.(a)(c)	141,486,649	57,504,776
China General Plastics Corp.(c)	4,140,386	3,093,263
China Man-Made Fiber Corp.(a)	18,740,574	4,842,901
China Metal Products	5,051,146	6,417,600
China Motor Corp.	2,644,800	8,588,420
China Petrochemical Development Corp.(a)(c)	32,469,490	10,200,459
Security	Shares	Value

Taiwan (continued)
China Steel Chemical Corp.	1,663,000	$6,176,526
China Steel Corp.(c)	104,895,529	87,852,040
Chin-Poon Industrial Co. Ltd.(c)	3,922,000	6,136,188
Chipbond Technology Corp.(c)	3,414,000	7,863,354
ChipMOS Technologies Inc.	4,791,000	6,256,137
Chlitina Holding Ltd.(c)	557,000	3,476,793
Chong Hong Construction Co. Ltd.(c)	1,923,122	4,603,595
Chroma ATE Inc.(c)	3,391,000	23,248,329
Chung Hung Steel Corp.(c)	9,599,000	7,175,974
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	3,718,000	14,481,887
Chunghwa Precision Test Tech Co. Ltd.(c)	223,000	4,196,802
Chunghwa Telecom Co. Ltd.	32,832,000	125,520,556
Cleanaway Co. Ltd.(c)	1,299,000	7,550,343
Clevo Co.(c)	5,057,175	5,452,217
Compal Electronics Inc.(c)	37,158,000	36,757,046
Compeq Manufacturing Co. Ltd.(c)	7,317,000	17,173,005
Continental Holdings Corp.(c)	6,222,600	5,536,406
Coretronic Corp.(c)	2,123,200	4,865,550
Co-Tech Development Corp.(c)	2,613,000	5,197,159
CSBC Corp. Taiwan(a)(c)	7,386,316	5,126,658
CTBC Financial Holding Co. Ltd.	157,104,599	137,504,820
CTCI Corp.(c)	6,192,000	8,681,653
Cub Elecparts Inc.(c)	889,797	3,959,709
CyberPower Systems Inc.	330,000	2,355,634
Darfon Electronics Corp.	3,189,000	5,374,669
Delta Electronics Inc.	17,689,000	178,911,898
Dynamic Holding Co. Ltd.	2,038,000	6,654,161
E Ink Holdings Inc.	7,796,000	45,518,564
E.Sun Financial Holding Co. Ltd.(c)	124,484,926	101,946,631
Eclat Textile Co. Ltd.	1,617,683	30,758,966
EirGenix Inc.(a)(c)	1,954,000	6,442,446
Elan Microelectronics Corp.	2,248,100	10,885,935
Elite Material Co. Ltd.(c)	2,449,000	29,766,375
Elite Semiconductor Microelectronics Technology Inc.(c)	2,568,000	7,758,276
eMemory Technology Inc.(c)	589,000	47,230,119
Ennoconn Corp.(c)	884,219	7,791,627
ENNOSTAR Inc.(a)(c)	5,111,185	7,503,264
Episil Technologies Inc(c)	2,618,036	6,386,149
Episil-Precision Inc.(c)	1,170,077	2,443,484
Eternal Materials Co. Ltd.(c)	7,963,369	7,541,228
Etron Technology Inc.(c)	2,552,916	4,332,538
Eva Airways Corp.(c)	23,582,326	23,628,918
Evergreen International Storage & Transport Corp.(c)	5,215,000	4,894,680
Evergreen Marine Corp. Taiwan Ltd.(c)	9,153,979	32,835,362
Everlight Chemical Industrial Corp.(c)	6,439,781	4,215,221
Everlight Electronics Co. Ltd.	4,003,000	5,989,090
Far Eastern Department Stores Ltd.(c)	10,878,167	8,395,545
Far Eastern International Bank	36,522,441	13,969,380
Far Eastern New Century Corp.(c)	25,218,916	24,695,721
Far EasTone Telecommunications Co. Ltd.	13,368,000	35,459,473
Faraday Technology Corp.(c)	2,041,000	25,235,552
Farglory Land Development Co. Ltd.(c)	2,905,782	5,428,750
Feng Hsin Steel Co. Ltd.(c)	4,813,000	10,160,135
Feng TAY Enterprise Co. Ltd.(c)	4,319,833	25,414,220
First Financial Holding Co. Ltd.	98,314,526	87,115,831
Fitipower Integrated Technology Inc.(c)	918,504	8,306,997
FLEXium Interconnect Inc.(c)	2,122,616	5,947,885
FocalTech Systems Co. Ltd.(c)	1,881,000	7,755,230
Formosa Chemicals & Fibre Corp.(c)	29,960,210	61,446,941

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Formosa International Hotels Corp.(a)(c)	810,000	$5,696,651
Formosa Petrochemical Corp.(c)	9,177,000	24,919,991
Formosa Plastics Corp.(c)	32,775,800	84,707,978
Formosa Sumco Technology Corp.(c)	773,000	4,051,956
Formosa Taffeta Co. Ltd.(c)	8,493,000	6,887,640
Fortune Electric Co. Ltd.(c)	1,122,000	10,065,348
Foxconn Technology Co. Ltd.(c)	6,618,424	11,294,052
Foxsemicon Integrated Technology Inc.(c)	780,000	4,930,083
Fubon Financial Holding Co. Ltd.(c)	69,063,289	142,331,747
Fulgent Sun International Holding Co. Ltd.(c)	1,481,221	6,986,244
Fusheng Precision Co. Ltd.(c)	1,204,000	7,838,283
General Interface Solution Holding Ltd.(c)	2,407,000	5,070,545
Genius Electronic Optical Co. Ltd.(c)	683,287	8,754,385
Getac Holdings Corp.	4,120,000	13,419,763
Giant Manufacturing Co. Ltd.	2,883,575	17,522,595
Gigabyte Technology Co. Ltd.(c)	4,650,000	37,036,714
Global Brands Manufacture Ltd.	972,000	2,146,863
Global Mixed Mode Technology Inc.(c)	798,000	6,834,057
Global PMX Co. Ltd.(c)	524,000	2,265,679
Global Unichip Corp.(c)	797,000	41,967,607
Globalwafers Co. Ltd.(c)	1,831,000	34,155,398
Gloria Material Technology Corp.(c)	4,959,000	7,735,728
Gold Circuit Electronics Ltd.(c)	3,058,800	22,292,761
Goldsun Building Materials Co. Ltd.(c)	11,743,425	10,185,701
Gourmet Master Co. Ltd.(c)	1,129,471	3,617,901
Grand Pacific Petrochemical(c)	10,015,000	5,144,311
Grape King Bio Ltd.(c)	1,411,000	6,935,352
Great Tree Pharmacy Co. Ltd.(c)	816,996	9,137,649
Great Wall Enterprise Co. Ltd.	5,971,412	10,775,874
Greatek Electronics Inc.(c)	3,554,000	6,864,315
Gudeng Precision Industrial Co. Ltd.(c)	685,796	8,363,497
Hannstar Board Corp.(c)	2,392,000	4,351,761
HannStar Display Corp.(a)(c)	22,195,640	8,179,981
Highwealth Construction Corp.(c)	7,450,030	9,770,341
Hiwin Technologies Corp.(c)	2,433,498	17,789,181
Holtek Semiconductor Inc.(c)	1,872,000	4,019,619
Holy Stone Enterprise Co. Ltd.(c)	1,518,846	4,860,424
Hon Hai Precision Industry Co. Ltd.	111,730,928	362,910,767
Hota Industrial Manufacturing Co. Ltd.(c)	2,550,261	5,232,027
Hotai Finance Co. Ltd.	2,411,200	9,966,785
Hotai Motor Co. Ltd.	2,860,560	64,848,440
Hsin Kuang Steel Co. Ltd.	3,124,000	4,994,541
HTC Corp.(a)(c)	6,132,000	9,847,085
Hu Lane Associate Inc.(c)	828,000	4,256,624
Hua Nan Financial Holdings Co. Ltd.(c)	79,112,650	56,315,134
Huaku Development Co. Ltd.	3,428,000	10,359,107
Ibase Technology Inc.	449,000	1,238,918
IBF Financial Holdings Co. Ltd.(a)(c)	21,740,076	8,030,341
Innodisk Corp.(c)	1,013,661	10,109,843
Innolux Corp.	76,307,974	30,832,559
International CSRC Investment Holdings Co.	9,316,685	5,873,467
International Games System Co. Ltd.	1,085,000	23,147,414
Inventec Corp.(c)	24,496,000	33,206,483
ITE Technology Inc.(c)	1,873,000	9,385,220
ITEQ Corp.(c)	1,932,604	5,484,252
Jentech Precision Industrial Co. Ltd.(c)	748,670	15,495,257
Jinan Acetate Chemical Co. Ltd.(c)	406,480	11,556,064
Johnson Health Tech Co. Ltd.(c)	1,222,000	2,754,984
Kaori Heat Treatment Co. Ltd.(c)	785,000	6,200,364
Kenda Rubber Industrial Co. Ltd.(c)	6,273,913	6,364,735
Kenmec Mechanical Engineering Co. Ltd.	1,112,000	2,238,950
Kindom Development Co. Ltd.	4,262,300	5,110,432
Security	Shares	Value

Taiwan (continued)
King Slide Works Co. Ltd.(c)	531,000	$14,837,696
King Yuan Electronics Co. Ltd.	10,284,000	27,282,967
King’s Town Bank Co. Ltd.	7,206,000	9,089,751
Kinik Co.(c)	1,268,000	7,453,437
Kinpo Electronics(c)	13,036,000	6,564,005
Kinsus Interconnect Technology Corp.(c)	2,314,000	7,330,065
L&K Engineering Co. Ltd.	1,351,000	6,313,892
LandMark Optoelectronics Corp.(c)	775,900	2,630,276
Largan Precision Co. Ltd.(c)	887,000	67,769,425
Lien Hwa Industrial Holdings Corp.(c)	9,703,421	21,261,559
Lite-On Technology Corp.(c)	18,353,238	64,516,220
Longchen Paper & Packaging Co. Ltd.(c)	8,622,863	4,140,386
Lotes Co. Ltd.(c)	721,849	21,416,447
Lotus Pharmaceutical Co. Ltd.(c)	1,088,000	9,007,552
LuxNet Corp.(c)	875,000	4,852,618
M31 Technology Corp.(c)	244,401	7,922,247
Macronix International Co. Ltd.(c)	14,299,554	13,177,243
Makalot Industrial Co. Ltd.	1,930,510	22,133,112
Marketech International Corp.	1,291,000	5,550,772
MediaTek Inc.	13,738,572	414,897,946
Medigen Vaccine Biologics Corp.(a)(c)	2,386,607	5,492,863
Mega Financial Holding Co. Ltd.(c)	100,410,900	126,910,998
Mercuries Life Insurance Co. Ltd.(a)	32,242,333	5,281,880
Merida Industry Co. Ltd.(c)	1,703,850	10,216,432
Merry Electronics Co. Ltd.	1,953,751	7,127,704
Microbio Co. Ltd.(c)	4,120,572	6,917,538
Micro-Star International Co. Ltd.	6,297,000	36,968,291
Mitac Holdings Corp.(c)	8,394,053	10,778,440
momo.com Inc(c)	702,768	11,644,852
MPI Corp.	586,000	4,108,003
Nan Kang Rubber Tire Co. Ltd.(a)	5,361,000	6,664,622
Nan Pao Resins Chemical Co. Ltd.(c)	562,000	4,485,627
Nan Ya Plastics Corp.(c)	41,511,440	90,396,848
Nan Ya Printed Circuit Board Corp.(c)	1,884,000	14,946,055
Nantex Industry Co. Ltd.(c)	2,609,000	3,189,985
Nanya Technology Corp.(c)	10,517,000	25,203,987
Nien Made Enterprise Co. Ltd.	1,299,000	14,129,116
North-Star International Co. Ltd., NVS	276,000	488,566
Novatek Microelectronics Corp.(c)	5,206,000	85,037,225
Nuvoton Technology Corp.(c)	2,128,000	10,108,483
OBI Pharma Inc.(a)	1,636,339	4,397,040
Oneness Biotech Co. Ltd.(c)	2,606,450	17,090,838
Orient Semiconductor Electronics Ltd.(c)	3,862,000	7,304,676
Oriental Union Chemical Corp.(c)	7,974,000	5,030,058
Pan Jit International Inc.(c)	3,293,200	7,465,143
Pan-International Industrial Corp.(c)	5,149,366	5,909,393
Parade Technologies Ltd.(c)	682,000	23,437,120
Pegatron Corp.	16,707,000	43,393,273
Pegavision Corp.(c)	377,166	4,860,999
PharmaEngine Inc.(c)	930,000	2,991,368
PharmaEssentia Corp.(a)(c)	2,189,000	25,502,256
Pharmally International Holding Co. Ltd.(d)	597,543	—
Phihong Technology Co. Ltd.(a)(c)	3,456,266	6,889,578
Phison Electronics Corp.(c)	1,406,000	21,733,743
Pixart Imaging Inc.	1,446,000	7,467,777
Polaris Group/Tw(a)	2,862,000	6,638,586
Pou Chen Corp.	17,255,000	17,036,826
Powerchip Semiconductor Manufacturing Corp.(c)	25,819,000	24,858,884
Powertech Technology Inc.(c)	4,319,000	15,477,500
Poya International Co. Ltd.(c)	490,577	8,018,454
President Chain Store Corp.	4,768,000	41,099,283

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
President Securities Corp.(c)	8,679,603	$5,284,388
Primax Electronics Ltd.	4,331,000	8,937,369
Prince Housing & Development Corp.	11,315,995	3,995,256
Qisda Corp.(c)	13,660,000	19,124,554
Quanta Computer Inc.(c)	24,518,000	158,708,759
Quanta Storage Inc.(c)	1,841,000	4,646,148
Radiant Opto-Electronics Corp.(c)	3,171,000	13,400,240
Raydium Semiconductor Corp.	595,000	7,661,668
Realtek Semiconductor Corp.	4,325,110	62,190,601
RichWave Technology Corp.(a)(c)	901,226	4,693,932
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.	13,711,812	15,712,054
Ruentex Industries Ltd.(c)	5,601,788	11,291,250
Sanyang Motor Co. Ltd.(c)	5,042,000	11,761,247
ScinoPharm Taiwan Ltd.(c)	2,966,027	2,509,164
SDI Corp.	1,351,000	5,101,157
Sensortek Technology Corp.(c)	281,000	4,169,475
Sercomm Corp.(c)	2,599,000	10,340,386
Shanghai Commercial & Savings Bank Ltd. (The)	34,284,542	49,419,562
Shihlin Electric & Engineering Corp.(c)	1,875,000	6,212,069
Shin Kong Financial Holding Co. Ltd.(a)(c)	116,832,255	33,667,619
Shin Zu Shing Co. Ltd.(c)	1,627,904	6,406,392
Shinfox Energy Co. Ltd.	514,000	1,793,406
Shinkong Synthetic Fibers Corp.	14,002,000	7,056,013
Shiny Chemical Industrial Co. Ltd.(c)	876,750	3,911,154
Sigurd Microelectronics Corp.(c)	5,836,700	11,934,218
Silergy Corp.(c)	2,836,000	38,681,372
Silicon Integrated Systems Corp.	4,639,000	7,202,033
Simplo Technology Co. Ltd.(c)	1,262,400	15,360,957
Sinbon Electronics Co. Ltd.	1,943,809	17,804,726
Sino-American Silicon Products Inc.(c)	4,500,000	26,313,751
SinoPac Financial Holdings Co. Ltd.	98,799,579	59,733,362
Sinyi Realty Inc.	5,002,704	4,774,377
Sitronix Technology Corp.(c)	1,134,000	10,494,470
Soft-World International Corp.	917,000	4,683,777
Solar Applied Materials Technology Corp.(c)	5,704,710	7,392,276
Sporton International Inc.	906,252	6,913,821
St. Shine Optical Co. Ltd.(c)	451,000	2,748,397
Standard Foods Corp.(c)	4,894,096	6,165,457
Sunny Friend Environmental Technology Co. Ltd.(c)	727,507	2,794,982
Sunonwealth Electric Machine Industry Co. Ltd.(c)	1,587,000	4,989,068
Sunplus Technology Co. Ltd.(c)	5,387,000	6,234,231
Supreme Electronics Co. Ltd.(c)	6,333,009	11,329,246
Synmosa Biopharma Corp.(c)	3,131,899	4,031,660
Synnex Technology International Corp.(c)	11,844,250	26,061,461
Systex Corp.(c)	1,944,000	6,603,118
T3EX Global Holdings Corp.(c)	1,270,000	3,129,587
TA Chen Stainless Pipe(c)	15,458,412	19,123,305
Ta Ya Electric Wire & Cable(c)	8,086,958	8,830,535
Taichung Commercial Bank Co. Ltd.(c)	30,114,453	15,232,477
TaiDoc Technology Corp.(c)	702,000	3,529,886
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	4,032,000	2,050,260
TaiMed Biologics Inc.(a)(c)	1,854,000	4,975,760
Tainan Spinning Co. Ltd.(c)	11,295,894	5,944,540
Taishin Financial Holding Co. Ltd.(c)	103,850,880	60,823,163
Taiwan Business Bank	57,392,152	24,810,027
Taiwan Cement Corp.(c)	55,161,182	61,595,315
Taiwan Cogeneration Corp.(c)	6,526,199	8,354,830
Security	Shares	Value

Taiwan (continued)
Taiwan Cooperative Financial Holding Co. Ltd.(c)	94,298,032	$81,224,026
Taiwan Fertilizer Co. Ltd.(c)	6,366,000	12,977,389
Taiwan Glass Industry Corp.(a)(c)	11,249,053	6,813,988
Taiwan High Speed Rail Corp.(c)	15,863,000	15,274,717
Taiwan Hon Chuan Enterprise Co. Ltd.(c)	2,677,674	10,285,333
Taiwan Mask Corp.(c)	2,306,000	5,675,292
Taiwan Mobile Co. Ltd.	14,118,000	44,408,822
Taiwan Paiho Ltd.(c)	2,871,000	5,711,111
Taiwan Secom Co. Ltd.(c)	3,118,185	12,309,396
Taiwan Semiconductor Co. Ltd.(c)	2,305,000	6,568,306
Taiwan Semiconductor Manufacturing Co. Ltd.	222,677,000	4,073,234,186
Taiwan Shin Kong Security Co. Ltd.	6,369,577	8,245,688
Taiwan Surface Mounting Technology Corp.	2,508,000	7,803,167
Taiwan TEA Corp.(a)(c)	7,988,000	5,382,551
Taiwan Union Technology Corp.(c)	2,518,000	9,877,081
Taiwan-Asia Semiconductor Corp.(c)	3,670,000	5,859,470
Tatung Co. Ltd.(a)(c)	14,255,000	18,441,057
TCI Co. Ltd.(c)	973,444	5,370,976
Teco Electric and Machinery Co. Ltd.	11,222,000	16,777,722
Test Research Inc.(c)	1,903,400	3,808,879
Thinking Electronic Industrial Co. Ltd.(c)	880,000	4,326,071
Ton Yi Industrial Corp.(c)	12,586,000	6,473,791
Tong Hsing Electronic Industries Ltd.(c)	1,668,600	8,963,583
Tong Yang Industry Co. Ltd.(c)	4,163,400	9,906,323
Topco Scientific Co. Ltd.	1,493,342	8,741,809
TPK Holding Co. Ltd.	3,491,000	3,974,461
Transcend Information Inc.(c)	3,263,000	8,698,758
Tripod Technology Corp.	4,007,000	24,721,264
TSEC Corp.(c)	4,999,756	4,723,160
TSRC Corp.	6,358,900	4,885,663
TTY Biopharm Co. Ltd.	2,495,124	6,622,170
Tung Ho Steel Enterprise Corp.(c)	5,322,560	11,813,605
Tung Thih Electronic Co. Ltd.(c)	745,000	3,569,683
TXC Corp.	3,060,000	10,083,187
U-Ming Marine Transport Corp.(c)	4,768,000	7,384,097
Unimicron Technology Corp.(c)	12,427,000	70,455,036
Union Bank of Taiwan(c)	14,176,260	6,300,737
Uni-President Enterprises Corp.	42,866,369	100,065,019
United Integrated Services Co. Ltd.	1,370,400	10,721,430
United Microelectronics Corp.(c)	99,617,000	155,777,142
United Renewable Energy Co. Ltd.(c)	12,716,238	6,027,850
Universal Vision Biotechnology Co. Ltd.	612,007	5,668,718
Unizyx Holding Corp.	1,274,000	2,283,739
UPC Technology Corp.	9,547,365	4,864,633
UPI Semiconductor Corp.(a)(c)	440,000	3,949,938
USI Corp.	7,860,300	4,942,641
Vanguard International Semiconductor Corp.(c)	7,369,000	18,784,292
VIA Labs Inc.	314,000	2,416,583
Via Technologies Inc.(c)	1,661,000	9,156,687
Visco Vision Inc.(c)	364,000	2,261,001
VisEra Technologies Co. Ltd.(c)	1,054,000	10,336,463
Visual Photonics Epitaxy Co. Ltd.(c)	1,721,000	9,460,975
Vivotek Inc.(c)	458,000	2,406,735
Voltronic Power Technology Corp.	574,493	29,519,331
Wafer Works Corp.(c)	5,246,839	7,559,892
Waffer Technology Corp.(c)	1,429,000	5,482,211
Wah Lee Industrial Corp.(c)	2,662,580	8,571,166
Walsin Lihwa Corp.(c)	26,234,570	32,707,818
Walsin Technology Corp.	2,666,597	11,639,598
Wan Hai Lines Ltd.(c)	5,827,620	8,716,601
Win Semiconductors Corp.	2,677,427	14,681,558

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Winbond Electronics Corp.(c)	27,610,087	$25,040,604
WinWay Technology Co. Ltd.(c)	228,000	5,650,441
Wisdom Marine Lines Co. Ltd.(c)	4,962,000	7,723,703
Wistron Corp.(c)	23,717,004	69,099,880
Wistron NeWeb Corp.(c)	3,045,565	13,311,465
Wiwynn Corp.(c)	795,000	44,605,412
Wowprime Corp.	766,361	5,990,271
WPG Holdings Ltd.(c)	13,576,200	33,710,396
WT Microelectronics Co. Ltd.(c)	3,886,734	14,760,212
XinTec Inc.(c)	1,708,000	7,526,299
XPEC Entertainment Inc.(d)	31,000	—
Xxentria Technology Materials Corp.	2,553,500	6,162,029
Yageo Corp.(c)	2,966,824	57,033,416
Yang Ming Marine Transport Corp.(c)	15,241,677	20,507,641
Yankey Engineering Co. Ltd.	194,000	1,956,146
YFY Inc.(c)	10,535,000	10,728,802
Yieh Phui Enterprise Co. Ltd.(c)	11,506,077	6,109,387
Yuanta Financial Holding Co. Ltd.	88,547,291	73,673,704
Yulon Finance Corp.(c)	2,264,002	13,725,571
Yulon Motor Co. Ltd.(c)	5,455,276	13,440,672
YungShin Global Holding Corp.(c)	3,647,650	5,429,441
Zhen Ding Technology Holding Ltd.(c)	5,314,950	17,622,783
ZillTek Technology Corp.	132,000	1,679,577
		11,973,065,096
Thailand — 1.9%
Advanced Info Service PCL, NVDR	10,700,900	66,376,217
Airports of Thailand PCL, NVDR(a)(c)	37,858,100	64,030,184
Amata Corp. PCL, NVDR(c)	13,292,130	9,452,054
AP Thailand PCL, NVDR(c)	29,369,990	9,022,556
Asset World Corp. PCL, NVDR(c)	66,872,500	7,041,893
B Grimm Power PCL, NVDR(c)	9,398,300	6,750,948
Bangchak Corp. PCL, NVDR	11,158,500	13,787,501
Bangkok Airways PCL, NVDR	15,675,800	6,334,949
Bangkok Chain Hospital PCL, NVDR(c)	16,369,050	9,965,940
Bangkok Commercial Asset Management PCL, NVDR(c)	17,558,900	4,122,842
Bangkok Dusit Medical Services PCL, NVDR(c)	95,389,500	71,232,526
Bangkok Expressway & Metro PCL, NVDR(c)	69,333,785	15,371,517
Bangkok Land PCL, NVDR(a)	183,138,300	3,644,284
Banpu PCL, NVDR(c)	69,341,100	14,696,272
BCPG PCL, NVDR(c)	18,263,025	4,624,322
Berli Jucker PCL, NVDR(c)	10,770,400	8,039,420
Betagro PCL, NVS(c)	7,437,300	5,027,141
BTS Group Holdings PCL, NVDR(c)	76,660,500	15,822,599
Bumrungrad Hospital PCL, NVDR(c)	5,379,300	34,096,827
Carabao Group PCL, NVDR(c)	3,523,700	8,175,471
Central Pattana PCL, NVDR	18,193,200	35,075,089
Central Plaza Hotel PCL, NVDR(a)(c)	5,470,600	6,572,445
Central Retail Corp. PCL, NVDR(c)	17,681,917	18,987,105
CH Karnchang PCL, NVDR(c)	14,838,100	8,824,661
Charoen Pokphand Foods PCL, NVDR(c)	31,285,200	17,681,338
Chularat Hospital PCL, NVDR(c)	87,841,400	7,033,350
CK Power PCL, NVDR(c)	30,214,400	2,700,154
Com7 PCL, NVDR(c)	6,549,200	4,266,820
CP ALL PCL, NVDR	52,808,200	78,079,497
CP Axtra PCL(c)	14,662,600	11,256,708
Delta Electronics Thailand PCL, NVDR	28,460,500	63,016,616
Dohome PCL, NVDR(c)	8,875,100	3,105,438
Dynasty Ceramic PCL, NVDR(c)	79,353,620	3,541,616
Eastern Polymer Group PCL, NVDR	15,702,700	3,170,520
Electricity Generating PCL, NVDR(c)	2,254,000	8,270,979
Energy Absolute PCL, NVDR(c)	15,738,400	19,933,373
Security	Shares	Value

Thailand (continued)
GFPT PCL, NVDR(c)	10,255,700	$3,151,000
Global Power Synergy PCL, NVDR(c)	6,625,900	8,579,600
Gulf Energy Development PCL, NVDR(c)	28,460,444	37,231,264
Gunkul Engineering PCL, NVDR	53,661,241	3,970,334
Hana Microelectronics PCL, NVDR	5,332,600	6,791,725
Home Product Center PCL, NVDR(c)	58,175,475	19,518,128
Indorama Ventures PCL, NVDR	14,305,100	9,964,637
Intouch Holdings PCL, NVDR	9,048,925	17,964,955
IRPC PCL, NVDR	106,576,500	5,996,242
Jasmine International PCL, NVDR(a)(c)	73,550,300	4,857,025
Jay Mart PCL, NVDR(c)	7,233,600	3,643,698
JMT Network Services PCL, NVDR(c)	6,448,300	4,770,013
Kasikornbank PCL, NVDR	5,052,100	18,381,608
KCE Electronics PCL, NVDR	6,764,600	10,104,201
Khon Kaen Sugar Industry PCL, NVDR(c)	26,009,886	1,967,263
Kiatnakin Phatra Bank PCL, NVDR(c)	4,597,700	6,246,112
Krung Thai Bank PCL, NVDR(c)	30,703,100	15,892,883
Krungthai Card PCL, NVDR(c)	8,232,100	10,944,681
Land & Houses PCL, NVDR(c)	63,318,200	13,865,675
Major Cineplex Group PCL, NVDR(c)	10,619,500	4,590,021
MBK PCL, NVDR(c)	11,934,800	5,196,317
Mega Lifesciences PCL, NVDR(c)	5,041,000	5,694,470
Minor International PCL, NVDR	31,394,060	24,344,355
Muangthai Capital PCL, NVDR	7,505,500	9,338,960
Ngern Tid Lor PCL, NVDR(c)	11,622,700	7,566,846
Origin Property PCL, NVDR(c)	17,620,800	4,387,096
Osotspa PCL, NVDR	12,490,900	8,119,557
Plan B Media PCL, NVDR	30,253,488	7,188,057
Precious Shipping PCL, NVDR(c)	10,813,600	2,594,380
Prima Marine PCL, NVDR(c)	20,268,600	2,941,913
PSG Corp. PCL, NVS(a)(c)	90,314,900	1,696,821
PTG Energy PCL, NVDR(c)	12,347,400	2,948,862
PTT Exploration & Production PCL, NVDR	11,741,401	50,402,248
PTT Global Chemical PCL, NVDR(c)	19,322,100	21,191,536
PTT Oil & Retail Business PCL, NVDR	24,793,200	14,031,690
PTT Public Company Ltd., NVDR	90,082,700	88,987,777
Quality Houses PCL, NVDR(c)	110,613,017	6,792,597
Ratch Group PCL, NVDR(c)	8,042,400	7,433,404
Ratchthani Leasing PCL, NVDR(c)	36,117,225	2,795,018
Regional Container Lines PCL, NVDR(c)	6,271,600	3,458,763
RS PCL, NVDR(c)	8,704,090	3,342,062
Sansiri PCL, NVDR(c)	139,444,000	6,628,536
Sappe PCL(c)	1,714,100	3,595,853
SCB X PCL, NVS(c)	7,316,600	20,650,322
SCG Packaging PCL, NVDR(c)	11,219,200	12,313,364
Siam Cement PCL (The), NVDR	6,911,100	56,404,915
Siamgas & Petrochemicals PCL, NVDR(c)	12,291,700	3,004,309
Sino-Thai Engineering & Construction PCL, NVDR(c)	13,614,528	3,466,807
SISB PCL(c)	3,553,300	3,179,673
Sri Trang Agro-Industry PCL, NVDR(c)	10,169,460	4,425,203
Sri Trang Gloves Thailand PCL, NVDR(c)	10,873,700	1,887,408
Srisawad Corp. PCL, NVDR(c)	6,951,549	8,747,537
Supalai PCL, NVDR(c)	16,114,200	8,069,195
Super Energy Corp. PCL, NVDR(a)(c)	205,802,700	2,574,179
Thai Oil PCL, NVDR(c)	9,459,400	13,825,361
Thai Union Group PCL, NVDR(c)	25,872,400	10,806,355
Thai Vegetable Oil PCL, NVDR(c)	8,111,210	4,865,227
Thanachart Capital PCL, NVDR(c)	4,780,300	6,522,212
Thonburi Healthcare Group PCL, NVDR(c)	3,708,800	6,484,008
TMBThanachart Bank PCL, NVDR	134,597,500	5,892,728
TPI Polene PCL, NVDR(c)	80,091,000	3,140,007

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
True Corp. PCL(c)	98,552,056	$15,723,294
TTW PCL, NVDR(c)	27,576,000	6,938,909
WHA Corp. PCL, NVDR	97,671,700	13,905,213
		1,381,065,581
Turkey — 0.9%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	963,716	410,181
Akbank TAS	29,652,185	34,588,976
Akcansa Cimento AS	88,633	451,219
Akfen Yenilenebilir Enerji AS, NVS	583,689	357,791
Aksa Akrilik Kimya Sanayii AS	1,697,204	5,072,465
Alarko Holding AS(c)	2,274,573	7,940,259
Alfa Solar Enerji Sanayi VE Ticaret AS, NVS	137,802	492,981
Anadolu Anonim Turk Sigorta Sirketi(a)	681,375	1,552,696
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,533,054	9,710,016
Aselsan Elektronik Sanayi Ve Ticaret AS	13,260,478	22,428,957
Baticim Bati Anadolu Cimento Sanayii AS(a)	562,125	3,385,375
BIM Birlesik Magazalar AS	4,268,654	45,570,799
Bosch Fren Sistemleri Sanayi ve Ticaret A/S, NVS	1,379	556,013
Can2 Termik AS(a)	2,789,445	1,847,055
Cimsa Cimento Sanayi VE Ticaret AS	863,056	1,029,979
CW Enerji Muhendislik Ticaret VE Sanayi AS, NVS	195,287	2,028,938
Dogan Sirketler Grubu Holding AS	16,475,922	7,531,785
Dogus Otomotiv Servis ve Ticaret AS	551,604	4,684,056
EGE Endustri VE Ticaret AS	2,453	976,732
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	33,980,677	8,673,088
Enerjisa Enerji AS(b)	4,326,779	7,122,255
Enerya Enerji A/S, NVS	367,853	1,783,514
Eregli Demir ve Celik Fabrikalari TAS(a)	14,056,524	19,954,616
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS, NVS	171,782	1,014,918
Ford Otomotiv Sanayi AS	691,551	20,141,623
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	1,328,216	3,781,070
Haci Omer Sabanci Holding AS	10,035,962	21,183,951
Hektas Ticaret TAS(a)	10,343,262	7,987,974
Is Gayrimenkul Yatirim Ortakligi AS(a)	6,498,975	4,681,472
Is Yatirim Menkul Degerler AS	4,822,347	5,168,124
Izdemir Enerji Elektrik Uretim A/S, NVS	606,091	728,352
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S, NVS	347,409	899,345
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	9,104,784	7,796,554
Kayseri Seker Fabrikasi A/S, NVS	476,234	667,299
KOC Holding AS	7,188,555	35,179,346
Kontrolmatik Enerji Ve Muhendislik AS, NVS	815,965	7,198,798
Konya Cimento Sanayii AS(a)	5,549	1,788,636
Koza Altin Isletmeleri AS	9,379,461	7,548,980
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	2,631,254	5,030,094
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	2,163,642	7,597,971
MIA Teknoloji A/S, NVS	968,288	1,313,842
Migros Ticaret AS	1,153,323	14,368,982
MLP Saglik Hizmetleri AS(a)(b)(c)	1,179,098	6,125,131
Nuh Cimento Sanayi AS	33,804	379,597
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	11,219,453	4,246,018
Otokar Otomotiv Ve Savunma Sanayi AS(a)	106,336	1,626,789
Pegasus Hava Tasimaciligi AS(a)	502,212	12,276,959
Peker Gayrimenkul Yatirim Ortakligi AS(a)	1,505,626	1,631,016
Petkim Petrokimya Holding AS(a)	12,735,682	9,539,768
Sasa Polyester Sanayi AS(a)	10,393,193	17,953,523
SDT Uzay VE Savunma Teknolojileri A/S, NVS	49,494	534,788
Security	Shares	Value

Turkey (continued)
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	1,486,801	$3,382,926
Sok Marketler Ticaret AS	3,606,572	7,321,413
TAV Havalimanlari Holding AS(a)(c)	2,789,583	11,202,359
Tekfen Holding AS	2,895,689	4,522,751
Tofas Turk Otomobil Fabrikasi AS	1,104,531	9,119,749
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,112,214	1,299,594
Turk Hava Yollari AO(a)	5,221,540	45,427,748
Turkcell Iletisim Hizmetleri AS(a)	11,495,696	23,031,005
Turkiye Is Bankasi AS, Class C	32,475,275	24,159,041
Turkiye Petrol Rafinerileri AS	9,046,013	47,845,963
Turkiye Sigorta AS	501,796	662,452
Turkiye Sinai Kalkinma Bankasi AS(a)	16,954,275	4,185,596
Turkiye Sise ve Cam Fabrikalari AS	13,609,187	23,222,708
Ulker Biskuvi Sanayi AS(a)	2,345,400	6,956,944
Vestel Elektronik Sanayi ve Ticaret AS(a)	661,915	1,369,665
Yapi ve Kredi Bankasi AS	30,900,791	20,583,333
YEO Teknoloji Enerji VE Endustri A/S, NVS	94,635	706,274
Zorlu Enerji Elektrik Uretim AS(a)	14,216,157	2,505,961
		634,046,148
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	27,537,989	62,985,966
Abu Dhabi Islamic Bank PJSC	13,597,269	37,764,535
Abu Dhabi National Oil Co. for Distribution PJSC	29,422,301	30,443,355
Agthia Group PJSC	3,290,910	4,659,632
Air Arabia PJSC	25,232,482	18,481,811
Ajman Bank PJSC(a)	12,290,184	6,826,858
Al Yah Satellite Communications Co.	13,168,321	9,537,715
Aldar Properties PJSC	36,517,522	56,881,304
Amanat Holdings PJSC	25,199,500	8,165,282
Americana Restaurants International PLC	21,567,583	19,790,814
Aramex PJSC	6,134,656	3,290,703
Dana Gas PJSC	45,434,176	9,797,182
Dubai Financial Market PJSC	16,304,339	6,477,904
Dubai Investments PJSC	22,847,786	13,722,290
Dubai Islamic Bank PJSC	26,730,436	40,169,195
Emaar Properties PJSC	60,763,943	125,516,809
Emirates Central Cooling Systems Corp.	18,123,257	8,142,401
Emirates NBD Bank PJSC	17,831,671	85,454,905
Emirates Telecommunications Group Co. PJSC	31,617,580	166,329,021
First Abu Dhabi Bank PJSC	40,256,828	150,392,420
Gulf Navigation Holding PJSC(a)	3,382,897	6,429,489
Multiply Group(a)	35,818,550	34,244,038
National Central Cooling Co. PJSC	2,760,971	2,683,875
RAK Properties PJSC(a)	1,856,783	505,584
Taaleem Holdings PJSC, NVS	3,307,702	3,476,530
		912,169,618
United Kingdom — 0.1%
Anglogold Ashanti PLC, NVS	3,788,652	73,354,398

Total Common Stocks — 97.6%
(Cost: $64,164,429,012)		70,146,010,629

Preferred Stocks

Brazil — 1.5%
Alpargatas SA, Preference Shares, NVS(a)	2,345,170	4,559,742
Azul SA, Preference Shares, NVS(a)	2,684,605	9,212,214
Banco ABC Brasil SA
Preference Shares, NVS	1,812,241	8,096,460
Preference Shares, NVS	81,970	363,882

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Banco Bradesco SA, Preference Shares, NVS	47,960,695	$158,535,673
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,880,771	7,076,019
Banco Pan SA, Preference Shares, NVS	3,662,825	5,916,124
Bradespar SA, Preference Shares, NVS	2,236,546	11,087,194
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,331,261	21,252,056
Cia. de Saneamento do Parana, Preference Shares, NVS	1,791,625	1,921,919
Cia. Energetica de Minas Gerais, Preference Shares, NVS	12,462,264	28,028,415
Cia. Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	523,811	4,921,985
Cia. Paranaense de Energia, Preference Shares, NVS	5,641,821	10,843,374
Gerdau SA, Preference Shares, NVS	10,434,824	46,322,346
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	2,021,894	3,729,909
Itau Unibanco Holding SA, Preference Shares, NVS	43,437,058	278,781,537
Itausa SA, Preference Shares, NVS	49,579,491	98,211,119
Marcopolo SA, Preference Shares, NVS	7,910,179	9,578,258
Metalurgica Gerdau SA, Preference Shares, NVS	6,387,466	13,340,610
Petroleo Brasileiro SA, Preference Shares, NVS	42,602,387	310,815,964
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,955,910	6,726,098
Unipar Carbocloro SA, Class B, Preference Shares, NVS	547,311	8,251,836
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	6,005,327	9,589,880
		1,057,162,614
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,801,819	11,562,025
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,297,001	65,641,337
		77,203,362
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	4,143,190	28,681,520

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	58,972,077	6,554

South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	205,605	17,202,053
Series 2, Preference Shares, NVS	319,015	27,077,452
LG Chem Ltd., Preference Shares, NVS	73,080	17,459,189
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,378,319	331,001,748
		392,740,442
Total Preferred Stocks — 2.1%
(Cost: $1,333,378,884)		1,555,794,492
Security	Shares	Value

Rights

Brazil — 0.0%
Cia Brasileira de Aluminio,
(Expires 12/28/23, Strike Price BRL 3.73)	213,652	$19,533

China — 0.0%
Kangmei Pharmaceutical Co. Ltd.,
(Expires 12/31/49)	576,845	1
Zhejiang Expressway Co. Ltd.,
(Expires 12/12/23, Strike Price HKD 4.06)	5,133,800	578,360
		578,361
Thailand — 0.0%
SCC Rates,
(Expires 12/11/23, Strike Price THB 11.50)	887,874	—
Total Rights — 0.0%
(Cost: $—)		597,894
Total Long-Term Investments — 99.7%
(Cost: $65,497,807,896)		71,702,403,015

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(g)(h)(i)	2,939,988,458	2,941,458,452

Total Short-Term Securities — 4.1%
(Cost: $2,939,696,568)		2,941,458,452

Total Investments — 103.8%
(Cost: $68,437,504,464)		74,643,861,467

Liabilities in Excess of Other Assets — (3.8)%		(2,766,573,754)

Net Assets — 100.0%		$71,877,287,713

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,187,130, representing less than 0.05% of its net assets as of period end, and an original cost of $6,216,039.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,362,199,335	$—	$(421,321,742	)(a)	$21,362	$559,497	$2,941,458,452	2,939,988,458	$24,491,549	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	74,110,000	—	(74,110,000	)(a)	—	—	—	—	1,341,852		—
					$21,362	$559,497	$2,941,458,452		$25,833,401		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	2,992	12/15/23	$147,670	$4,389,656

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,075,832,147	$59,064,382,402	$5,796,080	$70,146,010,629
Preferred Stocks	1,097,042,277	458,745,661	6,554	1,555,794,492
Rights	597,893	1	—	597,894
Short-Term Securities
Money Market Funds	2,941,458,452	—	—	2,941,458,452
	$15,114,930,769	$59,523,128,064	$5,802,634	$74,643,861,467

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,389,656	$—	$—	$4,389,656

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
NVDR	Non-Voting Depositary Receipt